AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 28, 1998



                                                              FILE NO. 333-56445
                                                              FILE NO. 811-08805

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO. 1

                                       and

                        REGISTRATION STATEMENT UNDER THE
                             INVESTMENT ACT OF 1940

                                 AMENDMENT NO. 1


                              WORLDWIDE INDEX FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   C/O 790 EAST COLORADO BOULEVARD, 9TH FLOOR
                           PASADENA, CALIFORNIA 91101
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code (626) 793-8078

                                 F. BRIAN CERINI

                           LMI INVESTMENT ADVISORS LLC

                     790 EAST COLORADO BOULEVARD, 9TH FLOOR
                           PASADENA, CALIFORNIA 91101
                     (Name and Address of Agent for Service)

                                   Copies to:

                            W. JOHN McGUIRE, ESQUIRE
                           Morgan, Lewis & Bockius LLP
                               1800 M STREET, N.W.
                             WASHINGTON, D.C. 20036

--------------------------------------------------------------------------------

     /X/          Approximate date of Proposed Public Offering:
                        As soon as practicable after the
                  effective date of this Registration Statement

--------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

================================================================================

WORLDWIDE INDEX FUNDS(SM)

THE INDEX ALTERNATIVE

================================================================================

                            WORLDWIDE INDEX FUNDS(SM)

                              AUSTRALIA INDEX FUND
                                FRANCE INDEX FUND
                               GERMANY INDEX FUND
                              HONG KONG INDEX FUND
                                ITALY INDEX FUND
                                JAPAN INDEX FUND
                             NETHERLANDS INDEX FUND
                                SPAIN INDEX FUND
                                SWEDEN INDEX FUND
                             SWITZERLAND INDEX FUND
                            UNITED KINGDOM INDEX FUND
                                EUROPE INDEX FUND
                            INTERNATIONAL INDEX FUND


                       790 East Colorado Blvd., 9th Floor
                           Pasadena, California 91101
                                  626-793-8078
                            Toll-Free: 1-877-463-9363

Worldwide Index Funds (the "Trust") is a no-load mutual fund complex with thirteen separate investment portfolios (the "Funds"), all of which are described in this Prospectus. The Funds sell shares directly, and through broker-dealers and registered investment advisers, to retail investors and institutions. This Prospectus offers R Class shares to retail investors and I Class shares to institutional investors.

This Prospectus contains important information about the Funds. Please read it before investing and keep it on file for future reference.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



_________, 1998

                                   PROSPECTUS

                                TABLE OF CONTENTS




INVESTMENT SUMMARY: INVESTMENTS, STRATEGIES AND RISKS........................... 3
FEES AND EXPENSES OF THE FUNDS.................................................. 5
COUNTRY INDEX FUNDS............................................................. 7
FUNDS OF INDEX FUNDS............................................................ 8
ADDITIONAL RISK CONSIDERATIONS.................................................. 9
HOW TO INVEST IN THE FUNDS......................................................11
REDEMPTIONS.....................................................................13
DIVIDENDS AND DISTRIBUTIONS.....................................................13
TAX INFORMATION.................................................................14
MANAGEMENT OF THE FUNDS.........................................................14
ADDITIONAL FUND INFORMATION...........................................Back Cover

INVESTMENT SUMMARY: INVESTMENTS, STRATEGIES AND RISKS

INVESTMENT OBJECTIVES


- The Australia, France, Germany, Hong Kong, Italy, Japan, Netherlands, Spain, Sweden, Switzerland, and United Kingdom Index Funds (the "COUNTRY INDEX FUNDS") seek long-term capital appreciation that reasonably corresponds with local market equity returns. Each Fund seeks to track as closely as possible the performance of a widely used index of local market equity securities (the "LOCAL MARKET INDEX"(SM) or "LMI"(SM)) for each respective country, and seeks to reduce or eliminate the impact of currency fluctuation.



- The Europe Index Fund and International Index Fund are "funds of funds" (the "FUNDS OF INDEX FUNDS") which will invest in I Class shares of a particular group of COUNTRY INDEX FUNDS. The FUNDS OF INDEX FUNDS seek long-term capital appreciation that reasonably corresponds with local market equity returns of the group of countries in which the underlying COUNTRY INDEX FUNDS invest, and seek to reduce or eliminate the impact of currency fluctuation. The Europe Index Fund will invest in the following COUNTRY INDEX FUNDS: France, Germany, Italy, Netherlands, Spain, Sweden, Switzerland, and United Kingdom (collectively, the "European COUNTRY INDEX FUNDS"). The International Index Fund will invest in the eight European COUNTRY INDEX FUNDS and the Australia, Hong Kong and Japan COUNTRY INDEX FUNDS.


PRINCIPAL INVESTMENT STRATEGIES

- The COUNTRY INDEX FUNDS intend to achieve their investment objective by normally investing at least 95% of their total assets in a combination of:

       -      some or all of the stocks included in each country's LMI;
       -      LMI futures and Related Securities;
       -      stock swap agreements;
       -      currency forward contracts and Related Securities;
       -      currency futures contracts and Related Securities; and/or
       -      cash and short-term debt instruments.


       The COUNTRY INDEX FUNDS will invest at least 80% of their total assets in the stocks included in each country's respective LMI and in LMI futures.


       "Related Securities" may be options or other securities based upon an underlying futures contract or forward contract.


- The Funds will generally invest in all the underlying securities within each LMI and in the same proportion as the LMI. Nonetheless, the Funds may not invest in all of the securities in, or in the same proportion as, an LMI if the securities: (i) make up a small percentage of the total LMI and the Advisor and/or Sub-Advisor believe that such securities will have no material effect on a Fund's performance; or (ii) if investing in the securities would be inconsistent with Federal tax diversification requirements. A Fund may hold a representative sampling of its LMI using "portfolio sampling" which considers each stock based on its capitalization, industry and investment characteristics.




- The COUNTRY INDEX FUNDS will hedge local currencies against the U.S. Dollar in an attempt to significantly reduce or eliminate the impact of currency fluctuation.



- The FUNDS OF INDEX FUNDS will invest in I Class shares of underlying COUNTRY INDEX FUNDS and will allocate their investments in proportion to the relative equity market capitalization of the countries represented (the "Allocation Method"). For example, in the case of the Europe Index Fund, if the total capitalization of Spain's equity market were to equal 5% of the combined capitalization of the underlying countries in the Fund, the Fund will seek to invest 5% of its assets in I Class shares of the Spain Index Fund. The FUNDS OF INDEX FUNDS will reallocate their investments on a continuous basis. The FUNDS OF INDEX FUNDS use country capitalization figures published by the Financial Times when calculating allocation percentages under the Allocation Method.

- The FUNDS OF INDEX FUNDS seek to reduce or eliminate the impact of currency fluctuation by investing in the COUNTRY INDEX FUNDS which are hedged against such risk.


GENERAL RISKS OF INVESTING IN THE FUNDS

The Funds are designed as long-term investments and not as trading vehicles. The Funds do not represent a complete investment program and may not be suitable for all investors. The Funds are designed for investors that may wish to add an international component to a domestic portfolio to assist them in achieving additional diversification and to participate in growth opportunities in international markets. The following principal risk factors may affect each of the Funds:


- Because the Funds will invest in foreign markets, either directly or indirectly, each of these Funds will be subject to the market, economic and political risks prevalent in these foreign markets. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. The Funds will seek to hedge fully against this risk at all times but cannot guarantee that such a strategy will be successful.



- Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial fees, generally are higher than for U.S. investments.


- A Country Index Fund will invest primarily in the equity securities, and instruments tied to those securities, in each Fund's respective LMI. Over time, equity securities have generally shown superior gains, but they have tended to be more volatile in the short-term.


- The COUNTRY INDEX FUNDS, other than the Japan, Australia and United Kingdom Index Funds, are "non-diversified" mutual funds. This means that each non-diversified Fund may invest a significant portion of its assets in securities issued by a few companies which may make the Fund susceptible to the risks associated with those particular companies, or a single economic, political or regulatory occurrence. In addition, as a result of each Fund's policy to invest in the securities included in its respective LMI, a Fund may necessarily "concentrate" its investments in companies engaged in the same or similar industries if the underlying LMI represents a concentration in those industries, making the Funds susceptible to the risks and market fluctuations of that industry. These strategies may cause a Fund's net asset value or share price to be more volatile than that of a "diversified" mutual fund, such as the Japan, Australia, United Kingdom, European and International Index Funds.


- Because the Funds will invest in futures and other futures related securities, the extent of a Fund's losses from these types of investments may exceed the losses which could result if a Fund were holding the underlying stocks represented by the LMI. (See "ADDITIONAL RISK CONSIDERATIONS").


- On January 1, 1999, the European Monetary Union (EMU) plans to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets.


-      BECAUSE INVESTING IN THESE FUNDS INVOLVES CERTAIN RISKS, YOU COULD LOSE
       MONEY.

                         FEES AND EXPENSES OF THE FUNDS


This table describes the highest fees and expenses that you could currently be charged if you buy and hold shares of the Funds. The Funds will impose a purchase fee of 0.50% as a percentage of net asset value, which is not reflected in the table, payable to the respective Fund on any purchase into a Fund. THESE PURCHASE FEES ARE PAID TO THE RESPECTIVE FUND AND ARE INTENDED TO COVER BROKERAGE FEES AND OTHER COSTS INCURRED BY THE FUND WHICH ARE ASSOCIATED WITH A FUND'S PURCHASING OR SELLING ITS PORTFOLIO SECURITIES. All purchase fees paid to a FUND OF INDEX FUNDS will be passed on to its underlying COUNTRY INDEX FUNDS. The Annual Fund Operating Expenses in the table below do not reflect voluntary fee waivers and/or expense reimbursements from the Advisor.


                                                                   R CLASS                                       I CLASS
                                                                   -------                                       -------
SHAREHOLDER FEES
----------------
                                                       COUNTRY                  FUNDS                COUNTRY                 FUNDS
                                                        INDEX                 OF INDEX                INDEX                 OF INDEX
                                                        FUNDS                   FUNDS                 FUNDS                  FUNDS
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON                   None                   None                   None                   None
PURCHASE (AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
REINVESTED DIVIDENDS (AS A PERCENTAGE OF NET
ASSET VALUE)                                             None                   None                   None                   None


                         ANNUAL FUND OPERATING EXPENSES+
                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)




                                                                  R CLASS                                        I CLASS
                                                                  -------                                        -------
                                                      COUNTRY                  FUNDS                  COUNTRY                 FUNDS
                                                       INDEX                  OF INDEX                 INDEX                OF INDEX
                                                       FUNDS                   FUNDS                   FUNDS                  FUNDS
MANAGEMENT FEES                                        .50%                     .0%                    .50%                    .0%

OTHER EXPENSES*                                        .75%                     .05%                   .50%                   .05%

     UNDERLYING FUND                                   None                    1.00%                   None                   1.00%
     EXPENSES**

TOTAL ANNUAL FUND OPERATING EXPENSES                   1.25%                   1.05%                   1.00%                  1.05%



-----------------------------------


+ THE ADVISOR COMMITS, BY WAIVING ITS FEES AND REIMBURSING EXPENSES AS NECESSARY, TO LIMIT EACH COUNTRY INDEX FUND'S TOTAL EXPENSE RATIO AND EACH FUNDS OF INDEX FUNDS' TOTAL EXPENSE RATIO, INCLUDING THE UNDERLYING FUND EXPENSES, TO NO GREATER THAN 0.99% FOR R CLASS SHARES AND 0.74% FOR I CLASS SHARES OVER A CALENDAR YEAR UNTIL DECEMBER 31, 2001. FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS ARE VOLUNTARY. THE ADVISOR RESERVES THE RIGHT TO TERMINATE ANY WAIVER AND/OR REIMBURSEMENT AT ANY TIME AFTER DECEMBER 31, 2001, WITHOUT NOTICE.


* Other Expenses are based on estimated amounts for the current fiscal year. For R CLASS shares only, 0.25% of Other Expenses is a shareholder servicing fee.


** Note that the FUNDS OF INDEX FUNDS will be subject to expenses greater than those incurred by a COUNTRY INDEX FUND. The FUNDS OF INDEX FUNDS not only bear the expenses associated with their operations and management, but will also bear a pro-rata share of the expenses of the underlying COUNTRY INDEX FUNDS. Underlying Fund Expenses for each FUND OF INDEX FUNDS are based upon the initial allocation of each.

EXAMPLE
--------------------------------------------------------------------------------


This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower and based on these assumptions, you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:



                                            R CLASS                                                   I CLASS
                                            -------                                                   -------
                                   1 YEAR            3 YEARS                                 1 YEAR             3 YEARS
COUNTRY INDEX                       $177               $389                                   $151               $311
FUNDS

FUNDS OF INDEX
FUNDS                               $182               $397                                   $157               $317

                               COUNTRY INDEX FUNDS

                 THE COUNTRY INDEX FUNDS AND CORRESPONDING LMIS


---------------------------------------------------------------------------------------------
    COUNTRY INDEX FUND                                     LOCAL MARKET INDEX ("LMI")(SM)
---------------------------------------------------------------------------------------------
   AUSTRALIA INDEX FUND                                     All Ordinaries Index ("ASX")
---------------------------------------------------------------------------------------------
    FRANCE INDEX FUND                                              CAC-40 ("CAC")
---------------------------------------------------------------------------------------------
    GERMANY INDEX FUND                                      Deutsche Aktienindex ("DAX")
---------------------------------------------------------------------------------------------
   HONG KONG INDEX FUND                                          Hang Seng ("HSI")
---------------------------------------------------------------------------------------------
     ITALY INDEX FUND                                              MIB-30 ("MIB")
---------------------------------------------------------------------------------------------
     JAPAN INDEX FUND                                            Nikkei-225 ("NKI")
---------------------------------------------------------------------------------------------
  NETHERLANDS INDEX FUND                                 Amsterdam Exchanges Index ("AEX")
---------------------------------------------------------------------------------------------
     SPAIN INDEX FUND                                             IBEX-35 ("IBEX")
---------------------------------------------------------------------------------------------
    SWEDEN INDEX FUND                                  Stockholm Options Market Index ("OMX")
---------------------------------------------------------------------------------------------
  SWITZERLAND INDEX FUND                                     Swiss Market Index ("SMI")
---------------------------------------------------------------------------------------------
UNITED KINGDOM INDEX FUND                                         FTSE-100 ("UKX")
---------------------------------------------------------------------------------------------


                       COUNTRY INDEX FUND LMI DESCRIPTIONS

The AUSTRALIA INDEX FUND seeks to track the All Ordinaries Index ("ASX") which is a capitalization-weighted index of 310 common stocks listed on the Australian Stock Exchange. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are The National Australia Bank, Ltd. (7.1%), The Broken Hill Proprietary Company, Ltd. (7%), and The News Corporation, Ltd. (4.7%).

The FRANCE INDEX FUND seeks to track the CAC-40 ("CAC") which is a narrow-based, capitalization-weighted index of 40 companies listed on the Paris Stock Exchange (the Bourse). The index serves as a basis for futures and options traded on France's financial futures and options market (the MATIF and MONEP). As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are France Telecom (9.3%), AXA (6.2%), and Elf Aquitaine (5.6%).

The GERMANY INDEX FUND seeks to track the Deutsche Aktienindex ("DAX") which is a total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are Allianz, AG (10.9%), Daimler-Benz (7.4%), and SAP, AG (6.2%).

The HONG KONG INDEX FUND seeks to track the Hang Seng ("HSI") which is a capitalization-weighted index of 33 companies that represent approximately 70% of the total market capitalization of the Stock Exchange of Hong Kong. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are HSBC Holdings, PLC (27.1%), Hutchison Whampoa (8.7%), and Hong Kong Telecommunications (8.1%).

The ITALY INDEX FUND seeks to track the MIB-30 ("MIB") which is a capitalization-weighted index of the 30 top companies listed on the Milan Stock Exchange. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are ENI, SPA (15.6%), Telecom Italia (11.8%), and Telecom Italia Mobile, SPA (11.1%).

The JAPAN INDEX FUND seeks to track the Nikkei-225 ("NKI") which is a price-weighted index of the 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are Sony Corporation (6.9%), Fuji Photo Film (3%), and Honda Motor Co. (2.9%).

The NETHERLANDS INDEX FUND seeks to track the Amsterdam Exchanges Index ("AEX") which is a weighted index of the 25 leading Dutch stocks traded on the Amsterdam Stock Exchange. The index is rebalanced every February by setting the company with the greatest capitalization in the basket of stocks to 10% and calculating the weights of the remaining stocks accordingly. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are ING Groep, NV (11.8%), Unilever, NV (10.8%), and Royal Dutch Petroleum (9.8%).

The SPAIN INDEX FUND seeks to track the IBEX-35 ("IBEX") which is a capitalization-weighted index of the 35 most liquid Spanish stocks traded on the Continuous Markets. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are Telefonica de Espana (18.1%), Banco Bilbao (12.7%), and Endesa, SA (10.5%).

The SWEDEN INDEX FUND seeks to track the Stockholm Options Market Index ("OMX") which is a capitalization-weighted index of 30 stocks that have the largest volume of trading on the Stockholm Stock Exchange. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are Ericsson, LM (22.2%), Astra, AB (13.5%), and Foreningssparban (5.5%).

The SWITZERLAND INDEX FUND seeks to track the Swiss Market Index ("SMI") which is a capitalization-weighted index of 21 of the largest and most liquid stocks traded on the Electronic Bourse System. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are Novartis (21%), Nestle, SA (14.9%), and Roche Hldg. - Genus (14.5%).

The UNITED KINGDOM INDEX FUND seeks to track the FTSE-100 ("UKX") which is a capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange. As of April 7, 1998, the three stocks representing the highest approximate percentage of capitalization in the index are Glaxo Wellcome (5.9%), Lloyds TSB Group (5%), and British Petroleum (4.8%).


For specific information on each country, see "THE FUNDS AND COUNTRY SPECIFIC ECONOMIC CONSIDERATIONS" section in the Statement of Additional Information ("SAI").


THE COUNTRY INDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THEIR RESPECTIVE LMIs.

                              FUNDS OF INDEX FUNDS

             FUNDS OF INDEX FUNDS AND UNDERLYING COUNTRY INDEX FUNDS


---------------------------------------------------------------------------------------------
 FUND OF INDEX FUNDS                                  UNDERLYING COUNTRY INDEX FUNDS (AND
                                                    APPROXIMATE ALLOCATION PERCENTAGE AS OF
                                                                  _______ 1998)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
EUROPE INDEX FUND                                  France Index Fund  (__%)
                                                   Germany Index Fund  (__%)
                                                   Italy Index Fund  (__%)
                                                   Netherlands Index Fund  (__%)
                                                   Spain Index Fund  (__%)
                                                   Sweden Index Fund  (__%)
                                                   Switzerland Index Fund  (__%)
                                                   United Kingdom Index Fund  (__%)
---------------------------------------------------------------------------------------------
INTERNATIONAL INDEX FUND                           Australia Index Fund  (__%)
                                                   France Index Fund  (__%)
                                                   Germany Index Fund  (__%)
                                                   Hong Kong Index Fund  (__%)
                                                   Italy Index Fund  (__%)
                                                   Japan Index Fund  (__%)
                                                   Netherlands Index Fund  (__%)
                                                   Spain Index Fund  (__%)
                                                   Sweden Index Fund  (__%)
                                                   Switzerland Index Fund  (__%)
                                                   United Kingdom Index Fund  (__%)
---------------------------------------------------------------------------------------------


ADDITIONAL RISK CONSIDERATIONS

NON-DIVERSIFICATION - The COUNTRY INDEX FUNDS are classified as "non-diversified" for purposes of the 1940 Act, which means each of those Funds is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. However, each Fund, regardless of whether classified as non-diversified, intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to relieve the Trust of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of certain Funds and could, as a result, decrease the likelihood that such Funds will meet their investment objectives. In addition, as a result of each Fund's policy to invest in the securities included in its respective LMI, a Fund may necessarily "concentrate" its investments in companies engaged in the same or similar industries if the underlying LMI represents a concentration in those industries.


The stocks of a small number of issuers, or of issuers in a small number of industries, may dominate the LMIs of certain Funds and, consequently, the investment portfolios of such Funds. This may adversely affect the performance of such Funds or subject such Funds to greater price volatility than that experienced by diversified investment companies. The Funds may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of an investment company that is more broadly invested than the Funds in the equity securities of the relevant market.


CORRELATION ACCURACY - A perfect correlation of 100% is achieved if the net asset value of a Fund increases or decreases in exact proportion to changes in its respective LMI. Over time, the accuracy of the correlation between a Fund's performance in tracking its respective LMI and the actual performance of that LMI (without regard to currency hedging costs or income), is expected to be greater than 95%, although there can be no assurances that such correlation will be achieved. While the Funds expect to track their respective LMIs, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their LMIs, rounding of share prices, changes to the LMI, regulatory policies, and the requirements of the Internal Revenue Code may affect their ability to achieve more accurate correlation.

Because an LMI is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an LMI will have no expenses. As a result, a Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an LMI because of these additional costs it must bear. In addition, because the Funds will attempt to fully hedge currency risks at all times, a Fund's performance may not be the same as the performance of its respective LMI.

FUTURES CONTRACTS/OPTIONS/SWAPS - The Funds may use options, futures contracts, options on futures contracts, forward contracts, options on forward contracts, and swaps because these instruments provide the Funds with higher liquidity, lower brokerage costs, and the ability to track the performance of the securities in an LMI without purchasing the underlying securities. Using these instruments and investing in indexed securities involves special risks, including: (1) imperfect or no correlation between the price of options, futures contracts and forward contracts and the movements in the price of the underlying securities or LMIs; (2) possible lack of a liquid secondary market for any particular instrument at a particular time; (3) the fact that the skills needed to use these strategies are different from those needed to select portfolio securities; (4) losses due to unanticipated market price movements; (5) loss of premiums paid by a Fund on options it purchases; and (6) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate assets in connection with such transactions and the possible inability of a Fund to close out or liquidate its position.

These instruments may increase the volatility of a Fund and may typically involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these instruments could result in a loss if the counterparty to the transaction does not perform as promised or if there is not a liquid secondary market to close out a position that a Fund has entered into.

The ordinary spreads between prices in the cash and futures markets, due to the differences in the nature of those markets, are subject to distortion. Investors should also be aware that while index futures and options contracts closely correlate with the applicable Indexes over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments. As a result, a Fund's short-term performance will reflect such deviation from its relevant LMI.

The Funds may only invest in futures in countries that have futures markets recognized by the Commodities Futures Trading Commission (The "CFTC"). Because the futures markets of Switzerland and the Netherlands are not recognized by the CFTC, the Switzerland and Netherlands Index Funds are unable to invest in futures contracts in their respective countries. As an alternate, these Funds will invest in options and swaps to a greater degree than the other Funds which is intended to have similar economic results as investing in a futures contract.

FOREIGN SECURITIES - Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial fees, generally are higher than for U.S. investments.

CURRENCY HEDGING - The COUNTRY INDEX FUNDS will use forward contracts on the foreign currency within each respective country in which that Fund is investing ("Country Currency"), options on forward contracts and Related Securities, futures contracts on Country Currency, options on such futures contracts, and options on Country Currency to attempt to eliminate the effect that fluctuations in the U.S. Dollar/Country Currency exchange rate may have on the Fund's net asset value per share. The funds will seek to hedge fully against such fluctuations at all times but cannot guarantee that a strategy will be successful.


YEAR 2000 - The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that they are devoting significant resources to prevent material adverse consequences to the Funds. The Funds and their respective shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. Consequently, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their respective shareholders.


HOW TO INVEST IN THE FUNDS

CLASSES
The Funds offer two classes of shares: R Class shares and I Class shares. R Class shares are primarily intended for retail investors, require a minimum initial investment of $5,000 for any Fund ($2,000 for individual retirement accounts ("IRAs") and Roth IRAs) and are subject to a shareholder service fee of 0.25% of the net asset value of the respective shares. I Class shares are primarily intended for institutional investors, require a minimum initial investment of $100,000, in the aggregate, and are not subject to a shareholder service fee.


ABOUT NET ASSET VALUE
The net asset value for one Fund share is the value of that share's portion of all of the assets of that class of shares of the Fund. In making this calculation, the Fund generally values securities at market price. If market prices are unavailable or become unreliable because of events occurring during or after the close of trading in any of the relevant foreign markets, fair value prices may be determined by the Advisor, in good faith, using methods approved by the Board of Trustees. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange (the "NYSE") and will, therefore, not be reflected in the computation of a Fund's net asset value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Trustees. As such, values ascribed to certain securities maintained by a fund may not be the quoted or published prices of those securities on their primary markets or exchanges.



PRICING OF PORTFOLIO SHARES
The price of R Class and I Class shares of each Fund is the net asset value next determined for the respective class. The Fund determines net asset value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business (the "Pricing Time"). Because the Funds have portfolio securities that are listed on foreign exchanges which may trade on weekends or other days when the Funds do not price their shares, the net asset value of the Funds' shares may change on days when shareholders will not be able to purchase or redeem the Funds' shares.


PURCHASE OF SHARES
You may purchase R Class and I Class shares of each Fund directly from the Fund, from the Distributor or through certain third parties, such as brokers or other agents ("Financial Intermediaries"). The minimum initial investment is $5,000 for R Class shares of any Fund ($2,000 for IRAs and Roth IRAs), and $100,000, in the aggregate, for I Class shares. The minimum amount for an additional investment is $250 for R Class shares, and $1000 for I Class shares, for each account that you have. If the value of your account falls below the minimum initial investment amount for R Class shares or I Class shares as a result of share redemptions, and remains below that minimum for 60 consecutive days, you may be subject to involuntary conversion from I Class shares to R Class shares or involuntary redemption. The Fund will notify you that your account is below the required minimum before taking further action. The Advisor may waive the minimum initial investment requirement and involuntary conversion or redemption for certain investors, including individuals purchasing through a Financial Intermediary. Investors effecting a transaction through a Financial Intermediary may be charged a fee by that Financial Intermediary. The minimum initial investment for R Class and I Class shares will be waived for 401(k) plans and 403(b) plans, and other qualified employee benefit plans as the Trust shall determine.

Shares of the Funds are sold at an offering price which is equal to the net asset value of the shares plus a purchase fee. This fee represents management's estimate of the costs reasonably anticipated to be associated with a Fund's purchase or sale of portfolio securities and related operational costs. Fees are paid directly to that Fund and are used to defray these costs.

- Each Fund charges a purchase fee for the purchase of R Class and I Class shares equal to 0.50% of that Fund's shares net asset value.

You may arrange to purchase R Class and I Class shares directly from the Trust by calling toll-free, 1-877-463- 9363, or by returning a completed Account Registration Form with payment for your purchase. The price you pay will be the net asset value calculated at the next Pricing Time, plus a purchase fee, following receipt of your purchase order in good order.

To purchase shares through a Financial Intermediary, you should contact your Financial Intermediary for details about how to purchase shares. Generally, the price of shares purchased through a Financial Intermediary is the price calculated at the next Pricing Time, plus a purchase fee, after the Fund receives your order from your Financial Intermediary in good order. Certain Financial Intermediaries may have made arrangements with the Fund so that you may purchase shares at the price calculated at the next Pricing Time after your Financial Intermediary receives your purchase order. Your Financial Intermediary may charge an additional service or transaction fee.

- Because of the risks associated with common stock investments, the Portfolios are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements. Consequently, the Funds reserve the right to reject any specific purchase request. The Funds also reserve the right to suspend the offering of shares for a period of time.


BY MAIL. Initial applications and investments, as well as subsequent investments, in the Worldwide Index Funds made by mail must be received in good form by the Trust, on any Business Day, at or prior to 4:00 p.m., Eastern Time (1:00 p.m. Pacific Time), in order to be processed for that Business Day's net asset value. Fill out an application and make a check payable to "Worldwide Index Funds." Mail the check, along with the completed application to:



              First Data Investor Services Group, Inc.
              P.O. Box 9698
              Westboro, MA 01581



"Good form" means that all information, signatures, documents and payments accompany the completed application. Federal law requires you to provide a certified tax identification number when you open an account. The Trust reserves the right to reject or delay the processing of your application if it is not received in good form.


IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.


BY BANK WIRE TRANSFER. First, fill out an application and fax the completed application in good form, along with a request for a shareholder account number, to the Trust at 508-xxx-xxxx. Then, request that your bank wire transfer the purchase amount to the custodian, State Street Bank and Trust Company, using the following instructions:



       State Street Bank and Trust Company
       Routing Number:  xxxx-xxxxx
       For Account of Worldwide Index Funds
       Trust Account Number:  xxxxx-xxxxx
       [Your Name]
       [Your Shareholder Account Number]

After instructing your bank to transfer money by wire (your bank may charge a fee for such services) for both initial and subsequent purchases, you must call the Trust toll-free at 1-877-463-9363 and inform the Trust as to the amount that you have transferred and the name of the bank sending the transfer in order to obtain same-day pricing or credit. For initial purchases, you must also supply the time the wire was sent and the Fed Wire reference number. If the purchase is canceled because your wire transfer is not received, you may be liable for any loss that the Trust incurs.


Wire transfers for both initial investments (which must be preceded by an application, faxed to 508-xxx-xxxx) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, and funds must be received at the Federal Reserve Bank by 4:00 p.m., Eastern Time in order to be processed at that Business Day's net asset value. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the Trust. Financial Intermediaries may have earlier cut-off times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.


REDEMPTIONS


REDEMPTION OF SHARES
You may redeem Fund shares directly from the Funds, through the Distributor or through a Financial Intermediary as described above under Purchase of Shares. The redemption price will be the net asset value per share calculated at the next Pricing Time, which may be more or less than the purchase price of your shares. The Funds will ordinarily distribute redemption proceeds in cash within one business day of your redemption request. However, if you purchased shares by check, a Fund will not distribute redemption proceeds until it has collected your purchase payment, which may take up to ten business days from the purchase date.


- Although the Funds do not have an exchange feature, you may redeem shares from one Fund and purchase shares from any other Fund in the Worldwide Index Funds. On these transactions, you will be charged a purchase fee equal to 0.50% of the net asset value of the shares purchased.


PROCEDURES FOR REDEMPTIONS
Written requests for redemptions should be sent to First Data Investor Services Group, Inc., P.O. Box 9698, Westboro, MA 01581, and should be signed by the record owner or owners. With proper prior authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption requests may be made by calling 1-877-463-9363 (toll-free) or 508-xxx-xxxx by 3:30 p.m., Eastern Time (12:30 p.m., Pacific Time), on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with the SAI. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Pacific Time (11:30 a.m. and 8:30 p.m. Eastern Time) on each Business Day.


If you own shares that are registered in your Financial Intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your Financial Intermediary for instructions to make this change.

TRANSACTIONS OVER THE TELEPHONE. Telephone redemption transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you or your intermediary make redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds make distributions of capital gains at least annually. The Trust, however, may declare a special capital gain distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

The following is a summary of some important tax issues that affect the Funds and their Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. This prospectus does not present a detailed explanation of the tax treatment of the Funds or of the tax consequences of an investment in the Funds.

YOU SHOULD CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF DISTRIBUTIONS
Each Fund will distribute substantially all of its income. The income dividends you receive from the Funds may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets), whether you receive the dividends in cash or in additional shares. Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS
EACH SALE OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION BEFORE MAKING SUCH A REQUEST.


FOREIGN TAX CONSIDERATIONS
The COUNTRY INDEX FUNDS may elect to "pass through" to shareholders of those Funds the foreign income taxes paid by the Funds. If this election is made because it was deemed to be in the best interest of shareholders, shareholders would be required to include in their gross income their proportional share of the foreign taxes paid by their respective Fund. Shareholders will, however, be able to treat this income as either an itemized deduction or a foreign tax credit (but not both) against U.S. income taxes. The Fund will report to shareholders about the status of such "pass through" taxes on an annual basis.


If the COUNTRY INDEX FUNDS elect to "pass through" foreign taxes to shareholders, the tax credit would not pass through to FUNDS OF INDEX FUNDS shareholders. Because the FUNDS OF INDEX FUNDS hold shares of the COUNTRY INDEX FUNDS which are U.S. business entities, and do not hold shares of foreign securities, the FUNDS OF INDEX FUNDS cannot pass through the tax credit to shareholders. The FUNDS OF INDEX FUNDS may, however, claim a deduction for any foreign taxes paid by the underlying COUNTRY INDEX FUNDS.

STATE TAX CONSIDERATIONS
Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

MANAGEMENT OF THE FUNDS


THE INVESTMENT ADVISOR
LMI Investment Advisors LLC (the "Advisor"), a Delaware limited liability company with offices at 790 E. Colorado Boulevard, 9th Floor, Pasadena California 91101, serves as the investment adviser for each Fund. The Advisor is controlled by F. Brian Cerini, who formed the Advisor in 1998. Prior to that time, Mr. Cerini was

President of Sierra Capital Management Corporation. The Advisor is responsible for formulating and continuing to assess investment policies and recommending changes to the Board of Trustees where appropriate; supervising compliance by State Street Global Advisors (the "Sub-Advisor") with the Funds' investment objectives, policies and limits, as well as with laws and regulations applicable to the Funds; evaluation of the performance of the Sub-Advisor in light of selected benchmarks and the needs of the Funds; and reporting to the Board of Trustees and shareholders on the foregoing. The Advisor is a newly organized and registered investment adviser with no previous business experience. For its services, the Advisor will receive from each Fund the management fee set forth in the table below:



                                                         COUNTRY INDEX FUNDS                               FUNDS OF INDEX FUNDS
                                                         -------------------                               --------------------
       MANAGEMENT FEE:                                           .50%                                              .0%



THE INVESTMENT SUB-ADVISOR
State Street Global Advisors (the "Sub-Advisor"), the investment advisory division of State Street Bank and Trust Company, is a Massachusetts trust company with offices at 225 Franklin Street, Boston, Massachusetts 02110 and serves as the investment sub-advisor for each Fund. The Sub-Advisor is responsible for continuously managing the particular Fund's investment program in accordance with the Fund's investment objectives. The Sub-Advisor has been in the investment management business for 20 years. As of March 31, 1998, the Sub-Advisor managed assets of approximately $471 billion, including $85 billion of assets in internationally indexed investments.


The Sub-Advisor makes investment decisions for the assets of the Funds and the Advisor continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor and Sub-Advisor must follow in their day-to-day management activities. The Advisor bears all of its own costs associated with providing these advisory services, the fee paid to the Sub-Advisor and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares. For its services, the Sub-Advisor will receive from the Advisor the sub-advisory fee set forth in the table below:



                                                          COUNTRY INDEX FUNDS                               FUNDS OF INDEX FUNDS
                                                          -------------------                               --------------------
       SUB-ADVISORY FEE:                                          .15%                                              .0%

                           ADDITIONAL FUND INFORMATION

Additional information about the WORLDWIDE INDEX FUNDS is included in a Statement of Additional Information dated _______, 1998 (the "SAI"). The SAI is incorporated by reference into this Prospectus and, therefore, is legally a part of this Prospectus.


You may obtain a copy of the SAI, or of the annual or semi-annual reports, without charge by calling toll-free 1-877-463-9363, or by writing to WORLDWIDE INDEX FUNDS at 790 E. Colorado Blvd., 9th Floor, Pasadena, CA 91101. The SAI has been filed with the Securities and Exchange Commission (the "SEC"). The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, other material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-08805.


--------------------------------------------------------------------------------













================================================================================

WORLDWIDE INDEX FUNDS(SM)

THE INDEX ALTERNATIVE

================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

                             WORLDWIDE INDEX FUNDS(SM)

                      790 E. Colorado Boulevard, 9th Floor
                           Pasadena, California 91101
                            Toll Free: 1-877-463-9363
                                 (626) 468-8520

The Worldwide Index Funds (the "Trust") is a no-load mutual fund with thirteen separate investment portfolios (individually a "Fund" and collectively, the "Funds"). This Statement of Additional Information ("SAI") relates to all thirteen Funds: Australia Index Fund, France Index Fund, Germany Index Fund, Hong Kong Index Fund, Italy Index Fund, Japan Index Fund, Netherlands Index Fund, Spain Index Fund, Sweden Index Fund, Switzerland Index Fund, and United Kingdom Index Fund (collectively the "Country Index Funds"); and Europe Index Fund and International Index Fund (collectively the "Funds of Index Funds").


This SAI is not a prospectus but should be read in conjunction with, and is incorporated by reference into, the Prospectus for the Worldwide Index Funds, dated ________, 1998. Copies of the Prospectus are available, without charge, upon request to the Trust at 790 E. Colorado Blvd., 9th Floor, Pasadena, CA 91101 or by calling toll-free, 1-877-463-9363 or 626-793-8078.



The date of this SAI is ________, 1998.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS



                                                                            PAGE
                                                                            ----
THE FUNDS AND COUNTRY SPECIFIC ECONOMIC CONSIDERATIONS ........................3

ADDITIONAL RISK CONSIDERATIONS................................................18

INVESTMENT POLICIES AND OBJECTIVES............................................19

INVESTMENT TECHNIQUES.........................................................21

INVESTMENT RESTRICTIONS.......................................................27

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................28

ORGANIZATION OF THE TRUST AND THE FUNDS.......................................30

MANAGEMENT OF THE TRUST.......................................................30

DETERMINATION OF NET ASSET VALUE..............................................33

PERFORMANCE INFORMATION.......................................................34

CALCULATION OF RETURN QUOTATIONS..............................................35

INFORMATION ON COMPUTATION OF YIELD...........................................36

PURCHASE AND REDEMPTION OF SHARES.............................................37

DIVIDENDS, DISTRIBUTIONS, AND TAXES...........................................37

EXPERTS.......................................................................41

THE FUNDS AND COUNTRY SPECIFIC ECONOMIC CONSIDERATIONS

THE COUNTRY INDEX FUNDS

The AUSTRALIA INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of the Australia All Ordinaries Index (the "ASX"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the ASX; (ii) ASX futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The ASX is a capitalization-weighted index of common stocks listed on the Australian Stock Exchange. As of April 7, 1998, the top five stocks represented in the ASX and their approximate proportional percentages are The National Australia Bank, Ltd. (7.1%), The Broken Hill Proprietary Company, Ltd.(7%), The News Corporation, Ltd. (4.7%), Westpac Banking Corporation (4.5%), and Commonwealth Bank of Australia (3.8%).

Trading shares has taken place in Australia since 1828, but did not become significant until the latter half of the nineteenth century when there was strong demand for equity capital to support the growth of mining activities. A stock market was first formed in Melbourne in 1865. In 1885, the Melbourne market became the stock exchange of Melbourne, in which form it has remained until recently. Other stock exchanges were also established in Sydney (1871), Brisbane (1884), Adelaide (1887), Hobart (1891) and Perth (1891). In 1937, the six capital city stock exchanges established the Australian Associated Stock Exchanges (AASE) to represent them at a national level. In 1987, the regional exchanges merged to create a single entity -- The Australian Stock Exchange
(ASX). Trading is done via a computer link-up called "SEATS." SEATS enables all exchanges to quote uniform prices. All the exchanges are members of the ASX and are subject to the Securities Industry Act, which regulates the major aspects of stock exchange operations. Although there are stock exchanges in all six states, the Melbourne and Sydney Stock Exchanges are the major centers, covering 90% of all trades.


Economic activity in Australia grew moderately in late 1997 and early 1998. Asia's economic problems have yet to leave their mark fully on the Australian economy. Consumer spending was strong, due to the current low interest rate environment and rising consumer confidence. Inflation remained in check, and interest-rate sensitive sectors, such as housing continued to benefit from favorable monetary policy developments. Despite the new right-of-center liberal national coalition elected to power in March of 1996, unemployment remains at 8.6% as growth remains below the 4% pace needed to cut the jobless rate. Full-time employment is up sharply. Resource companies that export commodities such as coal, natural gas, and minerals have suffered due to the weakened Australian dollar, which hit a 3 1/2-year low against the U.S. dollar in October of 1997.


Australian reporting, accounting and auditing standards differ substantially from U.S. standards. In general Australian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the Australian equity markets was approximately AUD 419.4 billion or US$307.9 billion.

The FRANCE INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of France's CAC-40 Index (the "CAC"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the CAC; (ii) CAC futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The CAC is a narrow-based, capitalization-weighted index of 40 companies listed on the Paris Stock Exchange (the Bourse). The index serves as a basis for futures and options traded on France's financial futures and options market (the MATIF and MONEP). As of April 7, 1998, the top five stocks represented in the CAC and their approximate proportional percentages are France Telecom (9.3%), AXA (6.2%), Elf Aquitaine (5.6%), L'Oreal (5.5%), and Alcatel Alsthom (5%).

Trading of securities in France is subject to the monopoly of the Societe de Bourse, which replaced the individual agents de change in 1991 in order to increase the cohesion of the French equity market. All purchases or sales of equity securities in listed companies on any one of the French exchanges must be executed through the Societe de Bourse. There are three different markets on which French securities may be listed: (1) the official list (La Cote Officielle), comprised of equity securities of large French and foreign companies and most bond issues; (2) the second market (Le Second Marche), designed for the trading of equity securities of smaller companies; and (3) the "Hors-Cote" Market. Securities may only be traded on the official list and the second market after they have been admitted for the listing by the Conseil des Bourses de Valeurs (the "CBV"). By contrast, the Hors-Cote Market has no prerequisites to listing, and shares of otherwise unlisted companies may be freely traded there once they have been introduced on the market by the Societe de Bourse. Although the Hors-Cote Market is frequently referred to as an over-the-counter market, this term is inaccurate in that, like the official list and the second market, it is supervised by Societes des Bourses Francaises and regulated by the CBV.

Although there are seven stock exchanges in France (located in Paris, Bordeaux, Lille, Lyon, Marseille, Nancy and Nantes), the Paris Stock Exchange handles more than 95% of transactions in the country. All bonds and shares, whether listed or unlisted, must be traded on one of the seven exchanges. Trading in most of the Paris exchange-listed stocks takes place through the computer order-driven trading system CAC, launched in 1988. French market capitalization constitutes approximately 30% of the French Gross Domestic Product. Securities are denominated in the official unit of currency, the French Franc. Unless otherwise provided by a double tax treaty, dividends on French shares are subject to a withholding tax of 25%.

Although French reporting, accounting and auditing standards are considered rather rigorous by European standards, they differ from U.S. standards in certain material respects. In general, French corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the French equity markets was approximately FRF 3,507.6 billion or US$578.3 billion.

France is a leading industrial country. Its large service sector, accounting for approximately two-thirds of GDP, includes tourism, transportation and computer consultancy. The once dominant iron and steel and textile industries have given way to the fast growing aerospace, chemicals and pharmaceuticals, plastics and telecommunications industries. The automobile industry, the most important industry in the early eighties, has been largely overtaken by capital goods industries. The capital goods industries account for one-fifth of the country's exports and supply as many jobs as the agricultural sector.


High unemployment rates and a soaring budget deficit are some of the main economic concerns that have plagued France for the past decade. Since 1993, the government has been trying to solve these problems through a mix of higher taxes, which reached a record level in 1995, and a reduction of non-wage costs. In 1996, the largest attempt to cut the budget deficit was implemented, leading to a disparity of interest rate differentials vis-a-vis Germany.


The government's 1996 implementation of an unpopular far-reaching reform of the social security system, which aimed to curb health care spending through tighter control from the Parliament and supervisory bodies, resulted in a protracted strike. In 1997, the unexpected Socialist victory in the early general election raised fresh doubts about the French authorities' commitment to cut the budget deficit in line with the European Monetary Union ("EMU") requirements. However, the new government finally decided to implement a temporary 10% corporate tax increase, the second one since 1995, and cut spending, which should allow France to qualify for the EMU. The government also envisions reducing current employees' weekly working time and hiring 350,000 youths in the public sector to cut unemployment rates.



The French GDP grew by 2.5% in 1997, while inflation was 1.2%, the lowest level seen since the 1950's. The government deficit was 3% of GDP in 1997. Unemployment, while still high, dropped significantly in December of 1997, indicating a downward trend. As employment numbers improved, consumer spending increased, which led to a significant rise in import consumption. However, foreign demand for French cars stimulated car exports to record levels. Consumer spending is expected to continue this trend, acting as the main catalyst for the French recovery. Additionally, corporate investment has increased dramatically. Due to record low inflation together with significant excess capacity, no change is anticipated in current monetary policy.


The future economic challenges facing the French government include reducing the budget deficit to a level acceptable to the EMU requirements, downsizing and restructuring the public sector and improving the business environment, particularly by increasing labor market flexibility.

The GERMANY INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of Germany's Deutsche Aktienindex (the "DAX"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the DAX; (ii) DAX futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The DAX is a total rate of return index of 30 selected German blue-chip stocks traded on the Frankfurt Stock Exchange. As of April 7, 1998, the top five stocks represented in the DAX and their approximate proportional percentages are Allianz, AG (10.9%), Daimler-Benz (7.4%), SAP, AG (6.2%), Deutsche Bank (6.1%), and Muenchener Rue (5.4%).

The history of Frankfurt as a financial center can be traced back to the early Middle Ages. Frankfurt had the right to issue coins as early as 1180; the first exchange office was opened in 1402. Germany has been without a central stock exchange, the position formerly held by the Berlin exchange, since 1945. Today there are eight independent stock exchanges, of which Dusseldorf and Frankfurt account for over three-quarters of the total volume. Frankfurt is the main exchange in Germany. Exchange securities are denominated in German Marks, the official currency of Germany. Equities may be traded in Germany in one of three markets: (i) the official market, comprised of trading in shares which have been formally admitted to official listing by the admissions committee of the relevant stock exchange, based on disclosure in the listing application; (ii) the "semi-official" unlisted market, comprised of trading in shares not in the official listing; and (iii) the unofficial, over-the-counter market, which is governed by the provisions of the Civil Code and the Merchant Code and not by the provisions of any stock exchange. There is no stamp duty in Germany, but a nonresident capital gains tax may apply in certain circumstances.

German reporting, accounting and auditing standards differ substantially from U.S. standards. In general, German corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the Germany equity markets was approximately DM 1,261.1 billion or US $700.5 billion.

Germany, the third largest economy in the world, has faced substantial economic challenges resulting from the reunification of East and West Germany. The former East Germany, which had been insulated from any real competition, was under invested in housing and infrastructure and was not geared to handle full economic and political union with West Germany. In addition, the cost of reunification, which West Germany intended to finance with increased taxes, proved to be much greater than anticipated due to the high cost of social security transfers, extensive environmental damage and a worse than expected economic condition. As a result, the public sector deficit rose from 0% to 7.5% in 1993 and the Bundesbank (central bank) sharply raised interest rates, causing the economy to recess.


Germany began to recover from recession in 1994, but the rise in interest rates and the appreciation of the German Mark restricted market advances. The depreciation of the German Mark and other monetary policies implemented by the Bundesbank through 1997 have created very favorable monetary conditions to which the economy is responding. The German economy continued to show signs of strength in 1997 despite continued labor problems. Unemployment rose to a new record high in January 1998, at 12.8%. There was continued unrest among the trade unions, with protest marches taking place throughout the country. Employment numbers showed signs of bottoming in November of 1997 suggesting that the unemployment situation is starting to respond, albeit slowly, to the economic recovery of 1997.



Rising capacity utilization rates, together with a significant decline in unit labor costs over the past two years, should produce an increase in employment in 1998 - the first in six years. Domestic demand, both capital and consumer, is expected to replace exports as the driving force in Germany's economic recovery. Capital spending has already surged in early 1998 in response to the high rate of capacity utilization and rising profits. Consumers have been driving a miniature consumption boom, accelerating purchases of consumer durables. The Bundesbank clearly signaled that it would take a proactive role in monetary policy, announcing an M3 money supply target range of 3% to 6% for 1998. M3 money supply includes the money consumers use for ordinary purchases of goods and services (M1), time deposits, money market funds, overnight repurchase agreements (M2) and time deposits of more than $100,000 and repurchase agreements with terms longer than one day. Germany's fiscal health and prosperity over the next few years will largely depend on the continued growth of capitalism in eastern Germany.


The HONG KONG INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of Hong Kong's Hang Seng Index (the "HSI"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the HSI; (ii) HSI futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The HSI is a capitalization-weighted index of 33 companies that represent approximately 70% of the total market capitalization of the Stock Exchange of Hong Kong. As of April 7, 1998, the top five stocks represented in the HSI and their approximate proportional percentages are HSBC Holdings, PLC (27.1%), Hutchison Whampoa (8.7%), Hong Kong Telecommunications (8.1%), China Telecom (7.9%), and Hang Seng BK (5.9%).

Trading in equity securities in Hong Kong began in 1891 with the formation of the Association of Stockbrokers, which was changed in 1914 to the Hong Kong Stock Exchange. In 1921, a second stock exchange, The Hong Kong Stockbrokers' Association, was established. In 1947, these two exchanges were merged under the name The Hong Kong Stock Exchange Limited. Three additional exchanges, the Far East Exchange Limited (1969), The Kam Ngan Stock Exchange Limited (1971) and The Kowloon Stock Exchange (1972) also commenced trading activities. These four exchanges were unified in 1986 to form The Stock Exchange of Hong Kong Limited (the "SEHK"). Trading on the SEHK is conducted in the post trading method, matching buyers and sellers through public outcry. Securities are denominated in the official unit of currency, the Hong Kong Dollar. Foreign investment in Hong Kong is generally unrestricted. All investors are subject to a small stamp duty and a stock exchange levy, but capital gains are tax-exempt.

Hong Kong has significantly upgraded the required presentation of financial information in the past decade. Nevertheless, reporting, accounting and auditing practices remain significantly less rigorous than U.S. standards. In general, Hong Kong corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the Hong Kong equity markets was approximately HKD 3,278.1 billion or US$423 billion.

The transfer of sovereignty from Britain to China, which has created a sense of uncertainty in Hong Kong's economy, has largely been a smooth transition. Under the principal of "one country, two systems," Hong Kong is now a special administrative region (SAR) of the People's Republic of China and is empowered with a high degree of autonomy. It has retained its administrative, legislative and judicial systems. The SAR government has full control over its monetary and fiscal policies and it maintains its own customs and immigration control, separate from the mainland. Except for issues relating to national security and foreign policy, the SAR is largely run as an independent territory.

The first chief executive of the SAR, Mr. C.H. Tung, a former shipping tycoon, has vowed to make a difference in the lives of the people of Hong Kong, by focusing his attention on the areas of housing, education and infrastructure. In the past, the chronic shortage of housing has been a strong influence on the property market. Hong Kong property prices today are among the highest in the world. The Tung administration announced a major housing package in October 1997, detailing its plan to double the supply of apartments in the territory. Worth noting is that there is heavy exposure to the property market in Hong Kong's banking sector as well as the stock market as a whole.

The integration of Hong Kong's economy with that of the mainland continues apace. While the integration process in the 1980's was driven by the relocation of Hong Kong's labor-intensive manufacturing sector to Southern China, the integration theme for the 1990's is that of Hong Kong becoming a service center for China's fast growing economy. A large number of mainland companies have established offices in Hong Kong as a window for interaction with the global economy. The Hong Kong financial sector is increasing its role in the intermediation of foreign funds for investment in China. Close to half of the FDI into China goes through Hong Kong. Furthermore, Hong Kong is increasingly playing a role in intermediating China's savings for investment in China. Hong Kong is well on its way to become a bona fide financial center for China.

The Hong Kong dollar, which is pegged to the U.S. dollar, has come under recent selling pressure as have most Asian currencies. Both the Hong Kong government and the Central Bank of China have significant U.S. dollar reserves, which are expected to be used to defend the peg. There can be no assurance that a substantial devaluation will not occur. Hong Kong's property, bond, equity and currency markets have all recently experienced downside pressure, partly as a result of devaluation fears.


While it is impossible to pinpoint the economic effects of the transfer of sovereignty from Britain to China, the transition appeared to have little impact on the economy. During 1997, Hong Kong's economy felt the effects of the Asian economic problems. Tourism is suffering from weakened currencies in Southeast Asia, Korea, and Japan, which historically have accounted for 35% of Hong Kong's tourism revenue. Decreased tourism has also negatively affected Hong Kong's retail and hospitality industries. In November 1997, manufacturers saw a 9% decline in orders from the prior month, with the plastics, electronics and electrical industries being the hardest hit. At the same time, the printing and publishing industries recorded an increase in orders of 14%. Climbing unemployment indicated a slowing economy, edging up to 2.5% in late 1997 and inflation was also somewhat high at 5.8%. The government raised interest rates in late 1997 to defend the Hong Kong dollar's peg to the US dollar, as Hong Kong became a target of currency speculation. While GDP in 1997 grew by 5.5%, the highest growth since 1993, it is showing signs of slowing down in 1998.


The ITALY INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of Italy's MIB-30 Index (the "MIB"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the MIB; (ii) MIB futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The MIB is a capitalization-weighted index of the 30 top companies listed on the Milan Stock Exchange. As of April 7, 1998, the top five stocks represented in the MIB and their approximate proportional percentages are ENI, SPA (15.6%), Telecom Italia (11.8%), Telecom Italia Mobile, SPA (11.1%), Generali Assicurazioni (9.2%), and Fiat, SPA (4.6%).

The first formal exchange was created in Italy in 1808 with the establishment of the Milan Stock Exchange. Since then, nine other exchanges have been founded. Milan is the most important exchange, accounting for 90% of total equity volume and about 80% of turnover in fixed income securities. After the Milan Stock Exchange the other exchanges, in order of importance, are: Rome, Turin, Genoa, Bologna, Florence, Naples, Palermo, Trieste and Venice. By law the only persons allowed to trade in the official posts of the stock exchange are the stockbrokers, who must act as brokers and not trade for their own account. Banks and intermediaries are allowed to enter the trading post as observers. In 1991, the Parliament passed legislation creating Societa di Intermediazone Mobiliare
(SIMs). SIMs were created to regulate brokerage activities in the securities market and are allowed to trade on their own and for customers' accounts. In 1986, the Centro Elaboraizione Dati (C.E.D. Borsa), a subsidiary of the Milan Stock Exchange, developed a supporting service called Borsamat. The Borsamat records all trading floor orders, links all Italian exchanges, checks transaction details and issues confirmations. Italy has the world's largest government securities market after the United States and Japan. At the end of 1993, issues of treasury bills, notes and bonds outstanding totaled US$1,133 billion.

Italian reporting, accounting and auditing practices are regulated by Italy's National Control Commission. These practices bear some similarities to United States standards, but differ significantly in many important respects. In general, Italian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely, less frequent and less consistent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the Italian equity markets was approximately ITL 500,698.7 billion or US$284.4 billion.

Italy is a net importer of agricultural products and also imports most of its energy products. Aside from tourism and design, Italy's service sector is not very competitive. Through networks of small and medium-sized companies Italy's strengths lie in its manufacturing sector, particularly in machine tools and consumer goods. In the early 1990s, industry began to struggle to compete as a result of wage increases and an exchange rate policy designed to limit the effect of government borrowing on the inflation rate. In September 1992, the lira collapsed and was forced to leave the Exchange Rate Mechanism (ERM). The lira recovered in 1996 and returned to the ERM by the end of that year.

The Bank of Italy, operating autonomously, has historically followed a tough monetary policy in an effort to prevent government borrowing from causing inflation. Beginning in 1991, the government implemented a fiscal policy that reduced government borrowing through tax measures and spending cuts. Since then, successive governments have delivered to parliament ambitious budget laws that included revenue raising measures and cuts to the pension system, health service, local government and defense. Despite the slow pace of reform to avoid social unrest, impressive improvements have been made to realize 1997's 3%-of-GDP deficit target as required by the Maastricht Treaty.

In 1992, Italy also began a privatization program by transferring major state holdings to joint stock companies as an intermediate step to total or, at least partial, floatation on the stock exchange. Although the privatization program was somewhat curbed in 1994, it resumed in 1995 and is still proceeding.


As Italy makes its case to join the EMU, real growth in 1997 was 1.5%, with a strong fourth quarter rate of 2.8%. However, the growth was narrow, driven by the government's auto-replacement program, in which 10-year old cars are turned in for cash. As a result, new car sales were up dramatically, with car registrations up 75% in September. The budget deficit represented 2.7% of GDP. General government debt declined in 1997, due to significant privatization revenues and unexpected tax revenues. Short-run growth in the consumer price index ("CPI") has continued at an annual rate of approximately 2% for the last five months of 1997, with year on year inflation increasing to 1.6% in December. Industrial production figures showed growth at the end of 1997, with the year on year growth rate at 8.1%, up from 4.9% in November. Due to its growth rate being the slowest in the European Union, Italy's fiscal policy is expected to be less restrictive, with the Bank of Italy cutting interest rates and stimulating economic growth. The Italian lira is strong, stimulated by investor demand for high-yielding Italian bonds. Rising confidence and real wages are expected to boost consumer demand, with increased capital spending not far behind.


THE JAPAN INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of Japan's Nikkei-225 Index (the "NKI"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the NKI; (ii) NKI futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The NKI is a price-weighted index of the 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. As of April 7, 1998, the top five stocks represented in the NKI and their approximate proportional percentages are Sony Corporation (6.9%), Fuji Photo Film (3%), Honda Motor Co. (2.9%), Takeda Chemical (2.15%), and Sankyo, Co., Ltd. (2.1%).

The Japanese stock market has a history of over 100 years beginning with the establishment of the Tokyo Stock Exchange Company Ltd. in 1878. Stock exchanges are located in eight cities in Japan (Tokyo, Osaka, Nagoya, Kyoto, Hiroshima, Fukuoka, Niigata and Sapporo). There is also an over-the-counter market. There are three distinct sections on the main Japanese stock exchanges. The First Section trades in over 1,100 of the largest and most active stocks, which account for over 95% of total market capitalization. The Second Section consists of over 400 issues with lower turnover than the First Section, which are newly quoted on the exchange or which are not listed and would otherwise be traded over-the-counter. The Third Section consists of foreign stocks which are traded over-the-counter. The main activity of the regular exchange members is the buying and selling of securities on the floor of an exchange, both for their customers and for their own account. Japan is second only to the United States in aggregate stock market capitalization. Securities are denominated in the official unit of currency, the Japanese Yen. Takeover activity is negligible in Tokyo, and although foreign investors play a significant role, the trend of the market is set by the domestic investor. The withholding tax is 20% on dividends. There also is a transaction tax on share trades and a small stamp duty.

Although some Japanese reporting, accounting and auditing practices are based substantially on U.S. principles, they are not identical to U.S. standards in some important respects, particularly with regard to unconsolidated subsidiaries and related structures. In general, Japanese corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the Japanese equity markets was approximately JPY 349,605.2 billion or US$2,906.4 billion.

Japan's economy, the second-largest in the world, has grown substantially over the last three decades. However in 1995, the Japanese economy expanded by just 0.9% and its budget showed a deficit of 5.9% of GDP. The boom in Japan's equity and property markets during the expansion of the late 1980's supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. Profits have fallen sharply, unemployment has reached a historical high and consumer confidence is low. The banking sector continues to suffer from nonperforming loans. Numerous cuts of the discount-rate since its 6% peak in 1991, a succession of fiscal stimulus packages, support plans for the debt-burdened financial system and spending for reconstruction following the Kobe earthquake may help to contain the recessionary forces, but substantial uncertainties remain.

In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration of their competitiveness due to high wages, a strong currency and structural rigidities. Finally, Japan is reforming its political process and deregulating its economy. This has resulted in turmoil, uncertainty and a crisis of confidence.

While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason to anticipate civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.

Japan's heavy dependence on international trade has been adversely affected by trade tariffs and other protectionist measures, as well as the economic condition of its trading partners. Japan subsidizes its agricultural industry since only 19% of its land is suitable for cultivation. It is only 50% self-sufficient in food production. Accordingly, it is highly dependent on large imports of wheat, sorghum and soybeans. In addition, industry, its most important economic sector, depends on imported raw materials and fuels, including iron ore, copper, oil and many forest products. Japan's high volume of exports, such as automobiles, machine tools and semiconductors, has caused trade tensions, particularly with the United States. Some trade agreements have been implemented to reduce these tensions. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. Additionally, the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.


The Japanese economy found no relief in 1997 from the economic struggles it has experienced for the last seven years. The benchmark Nikkei Stock Average sank 4.2% on November 7, falling below the 16,000-point level for the first time in more than two years, and it finished the year at a low not seen since 1985. The decline wiped out unrealized stock gains in the portfolios of seven of Japan's top 20 banks, fueling a pessimistic outlook on the financial crisis. By the end of 1997, three major financial institutions had collapsed amidst overwhelming debt: Sanyo Securities, Hokkaido Takushoku Bank, and Yamaichi Securities. Yamaichi left behind $23 billion in debt, Japan's largest bankruptcy ever. Bankruptcies are no longer newsworthy as banks tighten credit and enforce tougher regulatory requirements. Consumers, anticipating a recession and reeling from increases in taxes and medical fees, have cut spending considerably. Retail sales in November of 1997 dropped 4.7% from a year earlier, the largest drop since 1955. Industrial production has also dropped. While Asia needs an economic leader to anchor any future recovery, Japan has been unable to take on that role, actually cutting new investment in Thailand, Malaysia, Indonesia and the Philippines by 29% over the summer. The economic trials of Japan's neighbors continue to raise concerns over profit levels for the big Japanese exporters.


The NETHERLANDS INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of the Netherlands' Amsterdam Exchanges Index (the "AEX"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the AEX; (ii) AEX futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The AEX is a weighted index of the 25 leading Dutch stocks traded on the Amsterdam Stock Exchange. The index is rebalanced every February by setting the company with the greatest capitalization in the basket of stocks to 10% and calculating the weights of the remaining stocks accordingly. As of April 7, 1998, the top five stocks represented in the AEX and their approximate proportional percentages are ING Groep, NV (11.8%), Unilever, NV (10.8%), Royal Dutch Petroleum (9.8%), Aegon, NV (9.8%), and ABN Amro Hldg (9.7%).

Trading securities on the AEX Stock Exchange (AEX) (formerly the Amsterdam Stock Exchange) started at the beginning of the seventeenth century. The United East India Company was the first company in the world financed by an issue of shares, and such issue was effected through the exchange. The Netherlands claims the honor of having the oldest established stock exchange in existence. In 1611 a stock market began trading in the coffee houses along the Dam Square. A more formal establishment, the Amsterdam Stock Exchange Association, began trading industrial stocks in 1876 and until World War II, Amsterdam ranked after New York and London as the third most important stock market in the world. After the war, the AEX Stock Exchange only gradually began to resume its activities, as members felt threatened by what they saw as an impending socialist order which would leave little of the stock market intact. Since the end of the war, the Dutch market has remained relatively neglected, as local companies have found it more favorable to use bank financing to meet their capital requirements. Trading in shares on the AEX may take place on the official market or on the parallel market, which is available to medium-sized and smaller companies that cannot yet meet the requirements demanded for the official market.

Dutch reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Dutch corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the Dutch equity markets was approximately NLG 911.5 billion or US$449.8 billion.

The Netherlands boasts one of the highest levels of GDP per capita in the world. While industry is its most important sector, the Netherlands also benefits from agricultural and natural gas resources. Foreign trade is vital to the Netherlands, accounting for approximately 50% of GDP. The recovery of exports by the end of the 1980s was fueled by government policies on wage moderation, although such policies resulted in an increased unemployment rate. Additionally, the reunification of Germany resulted in a surge in demand for exports.

Public spending has exceeded 50% of GDP, including transfer payments. The public-sector deficit is a political and economic problem and has received heightened government attention. While the deficit has been reduced recently, further reduction remains a key government objective. The Netherlands has efficiently increased the flexibility of its labor market and cut indirect wage costs. As a consequence, the Netherlands should outperform the European average in terms of economic performance over the years to come.

Continuing the growth trend of the last seven years, the Dutch economy grew at a rate of 3.25% in 1997. The Netherlands' bid for membership in the EMU is very likely to be successful, since its economy is admired by its European counterparts due to its high growth, deficit reduction and low unemployment. The Netherlands' only significant weakness is its high debt ratio, which was over 60% in 1997, but has been trending down since 1995. The Netherlands' economic stability is due to the key role of agricultural produce in the export mix, particularly to Germany. Exports make up almost 55% of the Dutch GDP. However, 1997 saw a sharp increase in demand for imports and a decrease in the export trade balance due in part to higher domestic consumption and investment spending. Inflation was about 2.2% for 1997, 0.75% higher than the EU average. With output growth projected to remain strong, there is upward pressure on inflation. Moderate wage growth has resulted from cooperation between the government, trade unions, and employers. Unlike many other European countries, the Dutch labor market is remarkably flexible, using a deregulated labor market similar to that of the U.S. while still retaining a European-style social safety net. Current interest rates are low, but as interest rates in Germany are expected to climb, forecasts show a modest tightening of monetary policy in the Netherlands as well.


The SPAIN INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of Spain's IBEX-35 (the "IBEX"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the IBEX; (ii) IBEX futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The IBEX is a capitalization-weighted index of the 35 most liquid Spanish stocks traded on the Continuous Markets. As of April 7, 1998, the top five stocks represented in the IBEX and their approximate proportional percentages are Telefonica de Espana (18.1%), Banco Bilbao (12.7%), Endesa, SA (10.5%), Banco Santander (9.4%), and Repsol, SA (6.2%).

The trading of shares in Spain dates back to 1831 when the Madrid Stock Exchange was founded. Since that time, other exchanges have been established in Barcelona, Bilbao and Valencia, although the latter remains purely a local market. Madrid is by far the most active and the most international market exchange, accounting for nearly 50% of total market capitalization of both bonds and stocks. The next largest exchange is Barcelona, founded in 1915. Membership at each stock exchange in Spain is restricted to stockbrokers nominated by the Ministry of Finance. In order to practice their profession, a broker must belong to the Association of Brokers. In November 1986, the Madrid Stock Exchange opened the new second market, or unlisted securities market, as part of an effort to expand the range of Spanish companies whose shares are publicly quoted. The second market provides small and medium-sized companies with access to the trading market of the Madrid Stock Exchange.

Spanish reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Spanish corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the Spanish equity markets was approximately ESP 30,769.4 billion or US$202.4 billion.

Spain's entry into the European Community in 1986 was followed by a period of rapid economic growth. Economic growth did not continue; however, and the government's restrictive monetary policy and the overvalued peseta contributed to a downturn in investment along with a rise in unemployment in the early 1990s. Currently, the government faces the challenges of addressing the domestic concerns of controlling inflation, reducing the deficit and effecting labor reform against the competing interests of maintaining a monetary policy suitable for Spain's participation in the EMU.

In June 1989, Spain joined the Exchange Rate Mechanism of the European Monetary System with the goal of maintaining a stable currency. The resulting huge inflow of foreign capital caused the Spanish economy to lose some of its competitiveness. Despite the devaluation of the peseta and the easing of monetary policy in 1993, Spain slipped into its worst recession in 30 years. Economic growth has recovered since then, averaging 2.4% from 1994-96. The center-right government elected in 1996 has displayed a strong ability to control public spending through structural reforms.


In June of 1994, Spain experienced a general strike by the trade unions. The strike, while unsuccessful, led to reforms in the labor market to ease the rigid regulations that govern permanent job contracts. Spain's unemployment is currently the highest in the European Union; however, 1997's strong economic growth and new reforms to improve the flexibility of the labor market have decreased the rate of unemployment from 24.6% in 1994 to 20.5% as of July 1997.


Like many of its European neighbors trying to improve themselves for the EMU, Spain enjoyed a healthy growth rate of 3.4% in 1997, up from 2.3% in 1996. This strong showing is attributable to the private consumption component of the economy, with Spain being the first European country to achieve a demand-driven recovery. The combination of 3% employment growth, rising real disposable income, and lower interest rates were all factors in the increase in consumption. Low interest rates drove a spending boom on durable goods, and mortgage payments have decreased, giving homeowners more disposable income. On a quarter-by-quarter basis, however, consumption is decelerating, raising expectations that inflation will continue to be low. Unemployment is still the highest in Europe at 20%, yet consumer confidence is at its highest in years. The deficit has been reduced to 2.6% of GDP, down from 6.6% in 1995, due to economic growth and increased employment. Strong imports drove a negative net trade balance in the fourth quarter, although exports are still quite strong. Spain's greatest challenge will be to increase the flexibility of its labor markets.


The SWEDEN INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of Sweden's Stockholm Options Market Index (the "OMX"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the OMX; (ii) OMX futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The OMX is a capitalization-weighted index of 30 stocks that have the largest volume of trading on the Stockholm Stock Exchange. As of April 7, 1998, the top five stocks represented in the OMX and their approximate proportional percentages are Ericsson, LM (22.2%), Astra, AB (13.5%), Foreningssparban (5.5%), Svenska, Handelsbanken (4.8%), and ABB, AB (4.7%).

Organized trading of securities in Sweden can be traced back to 1776. Although the Stockholm Stock Exchange was founded in 1864, the real formation of a stock exchange in an international sense took place in 1901. The statutes of the stock exchange were modified in 1906 and, from the beginning of 1907, commercial banks were admitted as members. During the 1970's the Stockholm market was characterized by limited turnover and dull trading conditions. In 1980 the market started to climb and for several years Stockholm was one of the best performing stock markets in both price and volume growth. This regeneration of a market for risk capital was reflected in the large number of companies introduced in the early 1980's. The Stockholm Stock Exchange is structured on a membership basis, with the Bank Inspection Board being the supervising authority. The board consists of 11 directors and one chief executive. The directors of the board are elected by the Swedish government, and the Association of the Swedish Chamber of Commerce, the Federation of Swedish Industries and the member companies of the Stock Exchange. There are three different markets for trading shares in Sweden. The dominant market is the A1 list, for the largest and most heavily traded companies. The second distinct market is the

Over-the-Counter Market, which is more loosely regulated than the official market and caters to small and medium sized companies. The other market is the unofficial parallel market which deals in unlisted shares, both on and off the exchange floor. The shares most frequently traded on this market are those which have been delisted from the other markets and those which are only occasionally available for trading. There are also two independent markets for options -- the Swedish Options Market (SOM) and the Swedish Options and Futures Exchange
(SOFE). They offer calls, puts and forwards on Swedish stocks and stock market index.

Swedish reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Swedish corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the Swedish equity markets was approximately SEK 2,036.8 billion or US$259.4 billion.

Sweden has a highly developed and successful industrial sector. The chief industries, most of which are privately owned, include textiles, furniture, electronics, dairy, metals, ship building, clothing, engineering, chemicals, food processing, fishing, paper, oil and gas, automobiles and shipping. Productivity, as measured by GDP per capita, is well above the European average, although two-thirds of GDP passes through the public sector.

Successive governments have traditionally afforded Swedes generous benefits for unemployment, sick leave, child care, elderly care and general public welfare, along with state medical care. This extensive social welfare system has proved unsustainable in recent years and has resulted in large government deficits. Furthermore, a wide tax wedge, caused by the generous social benefits, is a key impediment to job creation and is the reason for the high unemployment rate. Almost half of the personal disposable income received by Swedes resulted from transfer payments, a system for redistributing income.

Sweden suffered a severe recession in the early 1990s causing GDP to fall 5% between 1990 and 1993. The economic recovery gathered pace in 1994 and is now in its fourth year. Nonetheless, the recession led to a drop in the standard of living and has left Sweden with a large gap in its public finances. The budget deficit peaked in 1993 at 12.3% of GDP.


Sweden, which joined the European Community on January 1, 1995, received strong pressure to bring its public finances under control. A fiscal consolidation plan, entailing a tightening of policy over a period of four years, was approved by Parliament in 1995. Sweden is in the midst of a cyclical upturn, with a 1997 GDP growth rate of 2.3%, and a forecast of 3.1% growth in 1998. The 1997 growth was split evenly between domestic demand and net exports. The deficit, at 1.9% of GDP in 1997, is expected to revert to a balance in 1998. As the economy continues to improve, Sweden has seen an improvement in its unemployment rate, which is currently at 8.1%. Unemployment is expected to fall even further by the end of 1998, perhaps down to around 6.5%. Inflation was 1.9% for 1997, leading to expectations of tighter monetary policy by the Riksbank in 1998. Long yields are expected to absorb most of the prospective tightening of monetary policy. Overall, Sweden's fiscal situation continues to improve, with the deficit ratio equivalent to 1.6% of GDP in 1997, contrasted to a 1994 ratio of 10.3%. The resulting improvement in investor and business confidence has boosted Sweden's economic prospects and, despite the continuing fiscal consolidation, such economic prospects are some of the best in Europe for the remainder of the decade.


The SWITZERLAND INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of Switzerland's Swiss Market Index (the "SMI"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the SMI; (ii) SMI futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The SMI is a capitalization-weighted index of the largest and most liquid stocks traded on the Electronic Bourse System. As of April 7, 1998, the top five stocks represented in the UKX and their approximate proportional percentages are Novartis (21%), Nestle, SA (14.9%), Roche Hldg - Genus (14.5%), Credit Suisse (10.8%), and Union Bank of Switzerland -Bearer (7.2%).

There are three principal stock exchanges in Switzerland, the largest of which is Zurich, followed by Geneva and Basel. The Geneva exchange is the oldest and was formally organized in 1850. The Basel and the Zurich exchanges were founded in 1876 and 1877, respectively. The Geneva Exchange is a corporation under public law and in Zurich and Basel the exchanges are institutions under public law. There are three different market segments for the trading of equities in Switzerland. The first is the official market, the second is the semi-official market, and the third is the unofficial market. On the official market, trading takes place among members of the exchange on the official trading floors. Trading in the semi-official market also takes place on the floors of the exchanges, but this market has traditionally been reserved for smaller companies not yet officially accepted on the exchange. Unofficial market trading is conducted by members and non-members alike. Typical trading on this market involves shares with small turnover. Both listed and unlisted securities can, however, be traded on this market.

Swiss reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Swiss corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the Swiss equity markets was approximately CHF 719.7 billion or US$484.9 billion.

Due to its lack of raw materials, Switzerland has based its economic growth on its highly skilled labor market and technological manufacturing expertise. Switzerland's strengths lie in chemicals and pharmaceuticals, watches, precision instruments (machinery equipments), engineering, food, financial services and tourism. Additionally, its small domestic market's reliance on exports accounted for 36% of the GDP in 1994.


Historically, Switzerland has experienced low unemployment levels due to its heavy dependence on foreign labor to supplement its labor force. However, from 1990 through the first half of 1997, the unemployment rate rose substantially, peaking at 5.7% in mid 1997, resulting from seven years of recession and stagnation. The falling Swiss franc helped Switzerland post the first real GDP growth since 1990, at 0.5% for 1997. The growth was driven by a strong demand for exports, which jumped 8.2% since the second quarter of the prior year period. This increased demand was due to similar economic recoveries in the rest of Europe, which consumes 62% of Switzerland's exports. Net exports made a small positive contribution to growth. Strong export sectors are chemicals, pharmaceuticals, and watchmakers. Although Asia accounts for 13% of its exports, Switzerland has not experienced much fallout from the Asian crisis to date. In contrast, domestic demand remains weak with a growth rate of 0.25%, and consumer confidence is continuing at low levels. Consumption growth was also slow at 1% for 1997. Capital investment declined in 1997, falling by 2.75%. Inflationary pressures remain low, with annual consumer price inflation in January 1998 at 0.1%, the lowest rate since 1986. The inflation rate for 1997 as a whole was 0.5%. The Organization of Economic Cooperation and Development, estimates that the output gap (i.e. the difference between peak capacity and actual output) in Switzerland was almost 5% of GDP in 1997, reflecting significant capacity in Switzerland at present. Nominal short-term interest rates have fallen to 1.25%. Once growth is established, the Swiss National Bank is expected to return to a neutral monetary policy. The biggest worry for the future is the success of monetary union in Europe. If the EMU does not go smoothly, a panic flight to the Swiss franc could result in significant appreciation, causing the economy to lapse into a recession.


The UNITED KINGDOM INDEX FUND seeks long-term capital appreciation in line with local market equity returns. The Fund seeks to track as closely as possible the performance of United Kingdom's ("UK") FTSE 100 Index (the "UKX"). The Fund will normally invest at least 95% of its total assets in a combination of: (i) some or all of the stocks included in the UKX; (ii) UKX futures and Related Securities; (iii) currency forward contracts and/or currency futures contracts and Related Securities; and/or (iv) short-term debt instruments. The Fund seeks to reduce or eliminate the impact of currency fluctuation through hedging local currency against the U.S. Dollar.

The UKX is a capitalization-weighted index of the 100 most highly capitalized companies traded on the London Stock Exchange. As of April 7, 1998, the top five stocks represented in the UKX and their approximate proportional percentages are Glaxo Wellcome (5.9%), Lloyds TSB Group (5%), British Petroleum (4.8%), SmithKline Beecham (4.1%), and Shell Transp-Reg (4.1%).

The UK is Europe's largest equity market in terms of aggregate market capitalization. Trading is fully computerized under the Stock Exchange Automated Quotation System. There are 14 stock exchanges in the UK and Ireland which comprise the Associated Stock Exchange. The most important exchange and the one that has the major share of the business is the London Stock Exchange. The London Stock Exchange has the largest volume of trading in international equities in the world.

Although UK reporting, accounting and auditing standards are among the most stringent outside the United States, such standards are not identical to U.S. standards in important respects. Some UK corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may, in certain cases, be less timely and less frequent than that required of U.S. corporations. As of August 31, 1997, the total market capitalization of the UK equity markets was approximately GBP 1,191.2 billion or US$1,931.9 billion.

The 1997 general election resulted in a landslide victory for the Labor Party, which had been out of office since May 1979. In its first few months, the Labor Party administration has shown signs of pursuing policies which are very similar to the market-oriented policies of the outgoing government. It has granted operational independence to the Bank of England, a step which the Conservative government had been reluctant to take.

The new government is more open to EMU than the outgoing administration, but early participation nonetheless remains unlikely. The Labor leadership is in favor of the EMU in principal, but has stated that any eventual practical decision to join must be preceded by a greater economic convergence than that specified by the Maastricht Treaty and a formal referendum.


The UK economy has grown since 1993, and has continued to grow strongly during early 1997. Measured unemployment has fallen sharply, toward levels more typical of the United States than of Continental Europe, and corporate profitability has been approaching levels not seen since the 1960s. With a GDP growth rate of 3.5% for 1997, Britain sustained a fifth straight year of growth. Fortunately for consumers, the inflation rate was below that of economic growth. Britain's economy has sparked some fears of inflation, however, given the tightness of the labor market. The unemployment rate in 1997 was at 5.5%. Accordingly, the Bank of England raised interest rates in five quarter-point moves between May and November. The specter of inflation continued into early 1998, creating public debate over the necessity of further rate hikes. The consensus is that the economy is now slowing. Industrial production slowed in both November and December of 1997. Consumer spending was less robust than in 1996 and rising interest rates have increased mortgage payments as most mortgage-holders pay variable rates. The strength of sterling, which is about 25% higher than in mid-1996, is expected to lead to a surge of imports, which, along with the Asian crisis, is expected to have a dampening effect on British exports. Fiscal policy remained unchanged in early 1998, due to these slowdowns, and manufacturing output continued to fall in early 1998, putting off any imminent interest rate hikes. Consumer confidence could stimulate the economy since the aggregate household balance sheet is strong.

THE FUNDS OF INDEX FUNDS

The EUROPE INDEX FUND is a "fund of funds" which invests in shares of the France, Germany, Italy, Netherlands, Spain, Sweden, Switzerland, and United Kingdom Country Index Funds (collectively, the "European Country Index Funds"). The Europe Index Fund seeks long-term capital appreciation in line with local market equity returns of those European countries in which the underlying Country Index Funds invest. The Europe Index Fund invests in its underlying Country Index Funds in proportion to the relative equity market capitalization of the countries represented by the underlying Country Index Funds. The Europe Index Fund seeks to reduce or eliminate the impact of currency fluctuation by investing in the Country Index Funds which are hedged against such risk.

In 1986, the member states of the European Community (the "Member States") signed the "Single European Act," an agreement to establish a free market. The development of a unified common European market has promoted the free flow of goods and services; however, since September 1992, Europe's monetary policy has been affected by fluctuating currencies. Additionally, 1993's tight monetary policies and high inflation caused Europe's economies to ebb into recession.

The Maastricht Treaty creating the EMU, is intended to provide its members with a stable monetary framework. The prospect of EMU has triggered a sharp convergence of interest rates across Europe, with risk premium over the German interest rates levels having decreased. Adding to the favorable monetary conditions, the monetary easing experienced by core countries has triggered a strong depreciation of their currencies. Consequently, European activity has accelerated again in 1997.

The prospect of the EMU has reduced the roles of exchange rate depreciation, fiscal profligacy and political control over central banks on the business cycle. As a result, the European cycle is becoming less volatile. We believe that future core European business cycles will resemble those in the US, where swings in activity are determined mainly by exogenous shocks to the system, policy mistakes and inventory corrections.

The EMU is set to take place in 1999 with Austria, Belgium, Finland, France, Germany, Ireland, Luxembourg, Spain, Portugal, and the Netherlands (there is a chance Italy may still join). The costs associated with a delay and possible abandonment appear to be too great to allow the political leaders to walk away from their commitment. The EMU should be a net plus for European investment spending and for economic growth. In addition, a less volatile business cycle should be beneficial for future business planning. This should be a net plus for shareholder value and for the markets in general. The community's future challenge will be to allow more countries into the EMU while maintaining its stability. See "ADDITIONAL RISK CONSIDERATIONS" below.

The INTERNATIONAL INDEX FUND a "fund of funds" which invests in shares of the eight European Country Index Funds and the Australia, Hong Kong and Japan Country Index Funds.. The International Index Fund seeks long-term capital appreciation in line with local market equity returns of those countries in which the underlying Country Index Funds invest. The International Index Fund invests in its underlying Country Index Funds in proportion to the relative equity market capitalization of the countries represented by the underlying Country Index Funds. The International Index Fund seeks to reduce or eliminate the impact of currency fluctuation by investing in the Country Index Funds which are hedged against such risk. The Fund will be subject to the country-specific economic considerations and risks associated which each of the underlying Country Index Funds in its portfolio.

ADDITIONAL RISK CONSIDERATIONS

THE EURO

On January 1, 1999, the European Monetary Union (EMU) plans to implement a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert or tie their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Implementation of this plan will mean that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank (ECB).

Although it is not possible to predict the impact of the Euro implementation plan on the Funds, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisor may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition from current currencies to the Euro, may be considered a taxable event. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

YEAR 2000

The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each that they are devoting significant resources to prevent material adverse consequences to the Funds. The Funds and their respective shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds and their respective shareholders.

GLOBAL CUSTODIANS

In making investment decisions for each Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Advisor cannot assure that a Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

INVESTMENT POLICIES AND OBJECTIVES

GENERAL

Each Fund's investment objective and permitted investments are described in the Funds' Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus.

INVESTMENT POLICIES

The Funds are not managed by traditional methods of "active" investment management which depend on fundamental financial and market analysis and on relative valuation investment judgments. Instead, each Fund uses a "passive" or indexed investment approach and attempts to track as closely as possible the investment performance of its LOCAL MARKET INDEX ("LMI")(SM)(1) by normally investing at least 95% of its total assets primarily in either some or all stocks of the LMI in general proportion to the LMI or a statistical sampling of common stocks designed to track the LMI, LMI futures and Related Securities, stock swap agreements, currency forward contracts and currency futures contracts and Related Securities, and/or cash and short-term debt instruments. Each Fund has a policy of remaining as fully invested as practical in a pool of the foregoing investment instruments.


Except for the investment flexibility necessary to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and other regulatory requirements and to manage future corporate actions and LMI changes currently pertaining to the LMIs of Italy and Hong Kong, each Fund will normally invest at least 95% of its total assets in some or all of these investment instruments. A Fund may not invest in all of the underlying securities within each LMI if the Advisor and/or Sub-Advisor determine that some securities make up a small percentage of the total LMI and such securities will have no material effect on a Fund's performance.


A Fund may invest its remaining assets in Short-Term Debt Instruments (defined below), in stocks that are in the relevant Country market but are not in the LMI and/or in combinations of LMI futures contracts, LMI options, LMI swaps, cash, local currency and forward currency exchange contracts and Related Securities. "Short-Term Debt Instruments" are short-term high quality debt securities that include obligations of the U.S. Government and its agencies and instrumentalities, commercial paper (rated Prime-I by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Ratings Group), bank certificates of deposit, bankers acceptances, repurchase agreements collateralized by the foregoing securities, participations of interest in these securities and shares of money market funds.

A Fund may not use long futures contracts to leverage the portfolio at the time of investment in the futures contracts. Rather, long futures positions will be used to hedge a Fund's Short-Term Debt Instruments and cash reserves. A Fund will not invest in Short-Term Debt Instruments, futures contracts, options, swap agreements or

--------

(1)    The singular "LMI" should be read as "LMIs" in the context of the Funds
 -     of Index Funds.

cash reserves as part of a defensive strategy to defend against possible adverse stock market trends. A Fund may enter into forward currency exchange contracts to facilitate settlements in local markets, and in connection with LMI futures positions and to protect against currency exposure with regard to shareholder distributions.


Each Fund may necessarily concentrate its investments in an industry or industries if its underlying LMI concentrates in such industry or industries. In particular, a Fund will maintain 25% or more of its net asset value in securities of issuers in each industry in which its LMI has a concentration of 25% or more. Changes in LMI industry concentrations will be made passively, as such changes are made only based upon changes in the constituent common stocks of the LMI.



A Fund in many cases may not hold all issues that comprise its LMI because of the costs involved for the Fund and because of relative illiquidity of certain common stocks in its LMI. As an alternative to holding all securities that are included in its LMI, the Fund may hold a representative sampling, based upon an analytical technique known as "portfolio sampling." Portfolio sampling considers each stock for inclusion into a Fund's portfolio based primarily upon its capitalization, industry and fundamental investment characteristics. The Fund's portfolio manager will attempt to construct a portfolio such that in aggregate the Fund's capitalization, industry and fundamental investment characteristics perform similarly to its LMI. The Fund's composition will be rebalanced on a continuous basis to conform to changes in its LMI. Such rebalancing will involve transaction costs to the Fund. Finally, each Fund reserves the right to invest in all securities in its LMI, and a Fund with a LMI comprised of relatively few common stocks may regularly do so.


In addition to common stock LMI futures contracts, a Fund may invest in options on such futures contracts and stock index options and may enter into stock index swaps to obtain its investment objective of full investment in its LMI. If LMI futures contracts are not available or not as favorable an investment as stock index swaps, then stock index swaps may be used by a Fund as a replacement to the extent that LMI futures contracts may be invested into by the Fund. The Advisor may not use these instruments to leverage the net assets of the Fund.

A Fund may lend securities from its portfolio to brokers, dealers and other financial institutions. Since the government securities or other assets that are pledged as collateral to the Fund in connection with these securities loans generate income, securities lending earns income that may partially offset expenses and improve the Fund's ability to more closely track the price and yield performance of its LMI. These securities loans may not exceed 331/3% of a Fund's total assets. Loan documentation will provide that the Fund will receive collateral at least equal to 100% of the current market value of the loaned securities, as marked-to-market each day that the Fund determines its net asset value.

Since each Fund seeks to passively invest in common stocks that primarily comprise its LMI, a Fund's annual turnover rate for common stocks is expected to be under fifty percent which is generally a lower turnover rate than that of many actively managed international equity mutual funds. With regard to LMI futures contracts and LMI swap agreements both of which seek to closely track a LMI, such contracts and agreements mature in a relatively short term (usually under one year). The Funds are managed without specific regard to the tax effects of investment decisions, but rather seek to closely track the investment returns of their respective LMIs.

INVESTMENT OBJECTIVE

COUNTRY INDEX FUNDS. Each Country Index Fund seek long-term capital appreciation in line with local market equity returns. Each Fund seeks to track as closely as possible the performance of its respective LMI. The Country Index Funds seek to reduce or eliminate the impact of currency fluctuation through hedging local currencies against the U.S. Dollar. The above stated investment objective of each Country Index Fund is a fundamental policy and cannot be changed without the approval of the holders of a majority of the respective Country Index Fund's voting securities.

Although the Country Index Funds seek to track the investment return of their designated LMI, there can be no assurance that this investment objective can be achieved. Benchmark indexes are unmanaged and as such bear no management, transaction, distribution, administration or other expenses or taxes; each Country Index Fund bears these expenses. Additionally, there may be limits on investment flexibility, particularly with regard to holding certain minimum levels of cash to meet normal Fund redemptions and with regard to using portfolio sampling techniques by which a Fund would not purchase all of the securities in its LMI. Also, certain Country Index Funds may be subject to foreign tax withholding at rates different than those assumed in its benchmark LMI. Finally, all Country Index Funds seek to fully hedge currency risk at all times, thereby further impeding the Funds from closely tracking the returns of their respective LMIs.

FUNDS OF INDEX FUNDS. The Europe Index Fund and International Index Fund are "funds of funds" (the "Funds of Index Funds") which will invest in I Class shares of a particular group of Country Index Funds. The Funds of Index Funds seek long-term capital appreciation in line with local market equity returns of the group of countries in which the underlying Country Index Funds invest. The Europe Index Fund will invest in the following Country Index Funds: France, Germany, Italy, Netherlands, Spain, Sweden, Switzerland, and United Kingdom (collectively, the "European Country Index Funds"). The International Index Fund will invest in the eight European Country Index Funds and the Australia, Hong Kong and Japan Country Index Funds. Each Fund of Index Funds invests in its underlying Country Index Funds in proportion to the relative equity market capitalization of the countries represented by the underlying Country Index Funds. The Funds of Index Funds seek to reduce or eliminate the impact of currency fluctuation by investing in the Country Index Funds which are hedged against such risk. The above stated investment objective of each Fund of Index Funds is a fundamental policy and cannot be changed without the approval of the holders of a majority of the respective Fund of Index Fund's voting securities.

INVESTMENT TECHNIQUES

Unless specified to the contrary, each Fund may engage in the investment techniques and make the types of investments described and discussed in this section.

BORROWING

The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments by purchasing securities with borrowed money is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets may fluctuate in value, whereas the interest obligations on borrowing may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowing may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowing) of 300% of all amounts borrowed. If, at any time, the value of a Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowing to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money from banks as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowing.

FOREIGN ISSUERS

The Funds will invest in issuers located outside the United States. This may be achieved by purchasing American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and/or Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). Depositary Receipts are typically issued by a financial institution ("depository") and evidence ownership interests in a security or a pool of securities ("underlying securities") that have been deposited with the depository. In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock. When Depositary Receipts which are purchased with and sold for U.S. dollars, this protects the Funds from the foreign settlement risks described below. Note, however, that Depositary Receipts are also subject to the risks inherent in investing in foreign securities generally, other than foreign settlement risks, and that purchasing and selling Depositary Receipts with U.S. Dollars may not protect the Funds from these types of risks.

Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

NON-U.S. EQUITY PORTFOLIOS

An investment in the Funds involves risks similar to those of investing in a broadly-based portfolio of equity securities traded on exchanges in the respective countries covered by the individual Funds. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in a Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; restrictions on the expatriation of funds or other assets of a Fund; higher transaction and custody costs; delays attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; lesser levels of regulation of the securities markets; more substantial government involvement in the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

CURRENCY TRANSACTIONS

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gaps, interest rate risk and potential interference by foreign governments through regulation of local exchange markets, foreign investment, or particular transactions in foreign currency. If the Advisor utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the corresponding LMI and may lower the Fund's return. A Fund could experience losses if the values of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain of its foreign currency transactions.

ILLIQUID SECURITIES

The Funds may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of Rule 144A, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are "illiquid" depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, the trustees may delegate this function to an investment adviser. The trustees of the Trust (the "Trustees") have delegated to the Advisor the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security that may have enjoyed a fair degree of marketability when purchased may subsequently become illiquid. Accordingly, a security that was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Fund's liquidity.

LENDING OF PORTFOLIO SECURITIES

Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 331/3% of the value of the Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

Options on Securities. The Funds may buy call options and write (sell) put options on securities, and may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver (in the case of a call) or take delivery of (in the case of a put) the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

Options on Security Indexes. The Funds may purchase call options and write put options, and may purchase put options and write call options, on stock indexes listed on international securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing a Fund's investment objective.

Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian, cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

Options on Futures Contracts. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underling futures contracts is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of a Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

U.S. GOVERNMENT SECURITIES

Although the Funds have no present intention of doing so, each Fund may at certain times invest in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. A Fund will invest in such U.S. Government Securities only when the Advisor is satisfied that the credit risk with respect to the issuer is minimal.

INVESTMENT RESTRICTIONS


FUNDAMENTAL POLICIES
The following investment limitations are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.


A Fund may not:


1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceed 5% of its total assets.



2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.



3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and
       (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.












4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.



5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.



6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.



NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.



A Fund may not:



1. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.



2.     Invest in companies for the purpose of exercising control.



3. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.



4. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.



Except for Fundamental Policy number 4, above (which is based on net assets), the foregoing percentages are based on total assets and, except for Non-Fundamental Policy number 1, above, will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person or persons responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement to always seek the lowest possible commissions could impede effective portfolio management and preclude the Fund and the Advisor from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities, if any, are normally transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters. Transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement the Funds' policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor's other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

Consistent with each Fund's investment objectives, the Advisor has the discretion to select sub-advisers that will determine which securities and the total amount of securities which are to be bought or sold for each Fund's account. Each sub-adviser's decision to buy and sell securities is subject to the overall review of each Fund's Advisor and Trustees. The Advisor selects sub-advisers whose primary objective in placing orders for the purchase or sale of securities for a Fund is to obtain the most favorable net results taking into account such factors as price, commission, size of order, difficulty of execution and skill required of the broker. The Advisor has ultimate responsibility for the investment performance of each Fund due to its responsibility to oversee and direct each sub-adviser and to recommend their hiring, termination and replacement.

A sub-adviser generally has the authority to select brokers to effect transactions on a Fund's behalf. When a sub-adviser places orders for the purchase or sale of portfolio securities for a Fund's account, it uses reasonable efforts to seek the best combination of price and execution in selecting brokers. Each sub-adviser selects brokers on the basis of best price (including commissions) and execution capability. In selecting a broker to execute a transaction for a Fund, a sub-adviser may consider a variety of factors, including the following: the broker's capital depth; the broker's market access; the broker's transaction confirmation and account statement practices; its knowledge of negotiated commission rates and spreads currently available; the nature of the security or instrument being traded; the size and type of the transaction; the nature and character of the markets for the security or instrument to be purchased or sold; the desired timing of the transaction; the execution, clearance and settlement capabilities of the broker selected and others considered; the reputation and perceived soundness of the broker selected and others considered; the sub-adviser's knowledge of any actual or apparent operational problems of a broker; and the reasonableness of the commission or its equivalent for the specific transaction. While each sub-adviser generally seeks competitive commission rates and dealer spreads, it will not necessarily pay the lowest commission or commission equivalent. Transactions may involve specialized services on the part of the broker and thereby justify higher commissions or their equivalent than would be the case with other transactions requiring more routine services.

A Fund may limit a sub-adviser's discretionary authority in any or all of the situations described above. In particular, a Fund may reserve the right to direct a sub-adviser to purchase, sell, or transfer securities held for the Fund's account or to use a particular broker or dealer to execute transactions for its account. When a Fund directs the use of a particular broker or dealer, the sub-adviser may not be in a position to freely negotiate commission rates or spreads, or to select brokers or dealers on the basis of best price and execution. In addition, transactions for a Fund who directs brokerage may not be batched for execution with transactions in the same securities for other clients. As a result, directed brokerage transactions may result in higher commissions, greater spreads, or less favorable net prices than would be the case if a sub-adviser were authorized to choose the brokers or dealers through which to execute transactions for the Fund's account.

Consistent with obtaining best execution for clients, a sub-adviser may direct brokerage transactions for Fund portfolios to brokers who provide research and execution services to it and, indirectly, to its clients. These services are of the type described in Section 28(e) of the Securities Exchange Act of 1934 and are designed to augment the sub-adviser's own internal research and investment strategy capabilities. Sub-advisers may not use each particular research service, however, to service each of its clients. As a result, a client may pay brokerage commissions that are used, in part, to purchase research services that are not used to benefit that specific client. Brokers selected by a sub-adviser may be paid commissions for effecting transactions for its clients that exceed the amounts other brokers would have charged for effecting these transactions if a sub-adviser determines in good faith that such amounts are reasonable in relation to the value of the brokerage and/or research services provided by those brokers, viewed either in terms of a particular transaction or the sub-adviser's overall duty to its discretionary client accounts.

Certain items obtained with soft dollars might not be used exclusively for either brokerage or research services. The cost of such "mixed-use" products or services will be fairly allocated between soft dollars (paid by clients) and hard dollars (paid by the sub-adviser), according to the proposed use. For example, the cost of a computer that is used for both research services and administrative purposes will be allocated between hard and soft dollars according to the percentage of time it is used for each purpose. Although such an allocation will not always be a precise calculation, the sub-adviser will make a good faith effort to reasonably allocate such services.

ORGANIZATION OF THE TRUST AND THE FUNDS

The Funds are separate series' of an open-end, management investment company which was organized on June 9, 1998 as a Trust under the laws of the Commonwealth of Massachusetts, of a type commonly known as a Massachusetts business trust.

MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names, addresses and ages of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES



                                                                                PRINCIPAL OCCUPATION(S) DURING
        NAME, ADDRESS, AND AGE          POSITION(S) HELD WITH FUND                        PAST 5 YEARS
           F. Brian Cerini*                 President and CEO                   President, LMI Capital
                                                                                Management LLC, 1998 to
                                                                                present; President of Sierra
                                                                                Capital Management Corporation,
                                                                                1988 to 1997; President, Sierra
                                                                                Administration, 1988 to 1997;
                                                                                Chairman of the Board, Sierra
                                                                                Advisors, 1988 to 1997; President,
                                                                                Sierra Investment Services, 1992
                                                                                to 1998.






------------------------------------

* This trustee is deemed to be an "interested person" of the Trust under the 1940 Act.


OFFICERS



                                                                                PRINCIPAL OCCUPATION(S) DURING
        NAME, ADDRESS, AND AGE          POSITION(S) HELD WITH FUND                        PAST 5 YEARS
            Keith B. Pipes                  CFO and Secretary                   Senior VP, CFO and Secretary,
                                                                                Sierra Capital Management
                                                                                Corporation, 1988 to 1998; CFO,
                                                                                Secretary and Treasurer, Sierra
                                                                                Administration, 1988 to 1998;
                                                                                Executive VP and Secretary,
                                                                                Sierra Advisors, 1988 to 1998;
                                                                                Senior VP, CFO and Secretary,
                                                                                Sierra Investment Services, 1992
                                                                                to 1998.

           Richard W. Grant                Assistant Secretary                  Partner, Morgan, Lewis &
         2000 One Logan Square                                                  Bockius LLP, 1989 to present.
        Philadelphia, PA 19103
---------------------------------------------------------------------------------------------------------------------

            W. John McGuire                Assistant Secretary                  Of Counsel, Morgan, Lewis &
           1800 M Street, NW                                                    Bockius LLP, 1996 to present;
          Washington, DC 20036                                                  Counsel, Reed Smith Shaw &
                                                                                McClay, 1993-1996.



Unless otherwise noted, the address of each trustee and officer of the Trust is 790 E. Colorado Boulevard, 9th Floor, Pasadena California 91101.


THE ADVISORY AGREEMENT

Under an investment advisory agreement with the Advisor, the Advisor serves as the investment adviser for, provides investment advice to, and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustees' fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

The estimated annual compensation paid by the Trust to each of its Trustees is set forth in the table below(1):

                               COMPENSATION TABLE



        Name of Person,            Aggregate                 Pension or              Estimated Accrual                 Total
            Position             Compensation                Retirement                Benefits Upon               Compensation
                                   From Fund              Benefits Accrued              Retirement                 From Fund and
                                                           as Part of Fund                                         Fund Complex
                                                              Expenses                                           Paid to Trustees
------------------------------------------------------------------------------------------------------------------------------------

 F. Brian Cerini*                   -0-                      -0-                        -0-                        -0-
President and CEO




------------------------------

(1) The information provided in this table is based on estimated future payments which will be made in the upcoming fiscal year.


* Mr. Cerini is an "interested person" of the Trust.


As of the date of this Statement of Additional Information, the Trustees and the officers of the Trust, as a group, owned, of record and beneficially, less than 1% of the outstanding shares of each Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

The Trust's Declaration of Trust disclaims liability of the shareholders of the Trust or the Trustees of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any Trust shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would not be able to meet the Trust's obligations. Accordingly, this risk should be considered remote.

DETERMINATION OF NET ASSET VALUE

GENERAL

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund.

FOREIGN SECURITIES

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the close of trading on the New York Stock Exchange (the "NYSE"), if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of a Fund's net asset value. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Trustees.

TIMING DIFFERENCES

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which a Fund's net asset value is not calculated. Thus, the calculation of a Fund's net asset value does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Trustees.

OPTIONS AND FUTURES

For purposes of determining net asset value per share of a Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. Lacking any sales that day or if the last sale price is outside the bid and ask prices, options are valued within the range of the current closing bid and ask prices if the valuation is believed to fairly reflect the contract's market value. A settlement price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular commodity.

ILLIQUID SECURITIES

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PERFORMANCE INFORMATION

From time to time, each of the Funds may include a Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years, up to the life of the Fund (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations," below.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor's Corporation, Lipper Analytical Services, Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, the Financial Times Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the All Ordinaries Index, CAC-40, Deutsche Aktienindex, Hang Seng, MIB-30, Nikkei-225, Amsterdam Exchanges Index, IBEX-35, Stockholm Options Market Index, Swiss Market Index, and FTSE-100, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the qualify of a Fund's investment performance.

Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper") and CDA Investment Technologies, Inc., among others. When Lipper's tracking results are used, a Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. Since the assets in all mutual funds are always changing, a Fund may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are based on historical results and are not intended to indicate future performance.

Additional investment information sources may include: The Financial Times, Bloomberg, DRI/McGraw-Hill, the World Bank, the International Monetary Fund, International Federation of Stock Exchanges, MSCI, Morgan Stanley, PFPC, Inc., U.S. government agencies, foreign government agencies, Salomon Brothers, JP Morgan, The Economist, Morningstar, Ibbottson, Russell, Wall Street Journal, New York Times, Los Angeles Times, Time, Newsweek, Business Week, Forbes, Fortune, foreign country stock exchanges, Reuters, Wilshire, Merrill Lynch, Citibank, Chase Manhattan Bank, Deutsche Bank, Barclays Bank, ING, Bankers Trust, Robert Fleming, Jardine Fleming, the United Nations, Worldscope, State Street Global Advisors and State Street Bank.

CALCULATION OF RETURN QUOTATIONS


For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return (the purchase fee is included in the total return calculation). Under the rules of the SEC ("SEC Rules"), a Fund's advertising performance must include total return quotes calculated according to the following formula:


                                        n
                                  P(1+T) = ERV

Where:  P =        a hypothetical initial payment of $1,000;

        T =        average annual total return;

        n =        number of years (1, 5 or 10); and

        ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Prospectuses on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, each Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the total return of a Fund with data published by Lipper Analytical Services, Inc., each respective Fund calculates its aggregate total return or the specified periods of time by assuming the investment of $10,000 in Fund shares and assuming the investment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC Rules.

INFORMATION ON COMPUTATION OF YIELD

In addition to the total return quotations discussed above, a Fund may advertise its yield based on a thirty-day (or one month) period ended on the date of the most recent balance sheet included in the Trust's Registration Statement, computed by dividing the net investment income per share of a Fund earned during the period by the maximum offering price per Fund share on the last day of the period, according to the following formula:

                                                         6
                                              a - b
                                  YIELD = 2[(------- + 1) - 1]
                                               cd

Where:  a =        dividends and interest earned during the period;

        b =        expenses accrued for the period (net of reimbursements);

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

        d = the maximum offering price per share on the last day of the period.

Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (i) computing the yield to maturity of each obligation held by a Fund based on the market value of the obligation at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest),
(ii) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation that is in the Fund's portfolio (assuming a month of thirty days), and (iii) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

A Fund from time to time may also advertise its yield based on a thirty-day period ending on a date other than the most recent balance sheet included in the Trust's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based.

Any quotation of performance stated in terms of yield (whether based on a thirty-day or one month period) will be given no greater prominence than the information prescribed under SEC Rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost of such shares.

PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS


Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. The Trust may redeem an account whose balance (due to redemptions) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).


TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its net asset value is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.







HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.




DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Prospectuses under "Dividends and Distributions." All such distributions of a Fund normally automatically will be reinvested without charge in additional shares of the same Fund.

FOREIGN SECURITIES

Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

REGULATED INVESTMENT COMPANY STATUS

As a regulated investment company (a "RIC") under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as capital gains from property held for more than 18 months, or from property held for more than 1 year but not for more than 18 months, shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes. To qualify as a RIC, the Code requires that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government Securities, the securities of other regulated investment companies, and other securities, with such securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of Fund's total assets and 10% of the outstanding voting securities of any one issuer, and (ii) not more than 25% of the value of the Fund's total assets be invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or related trades or businesses.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its income, including its net long-term capital gains. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund's gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Test").

In the event of a failure by a Fund to qualify as a RIC, the Fund would be subject to Federal income taxes on its taxable income and the Fund's distributions, to the extent that such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the Fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.

If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service (the "IRS") interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.

If a Fund determines that the Fund will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's net asset value.

TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be treated as a gain from the sale or exchange of a capital asset held for not more than 1 year, i.e., short-term capital gain. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be either short-term, mid term or long-term capital gain or loss, depending on whether the Fund's holding period for the underlying security or underlying futures contract was not for more than 1 year (short-term), for more than 1 year but not for more than 18 months (mid-term), or for more than 18 months (long-term). If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term, mid-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security or underlying futures contract. The amount paid to the Fund for the option will be added to the amount of the proceeds received by the Fund.

With respect to call options purchased by a Fund, the Fund will realize short-term, mid-term or long-term capital gain or loss if such option is sold and will realize short-term, mid-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Funds also may utilize options on foreign stock indexes. Options on broad-based stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such options, as well as gains and losses resulting from futures contract transactions, will be treated as regular income.

The trading strategies of each of the Funds involving nonequity options on stock indexes may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of the Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING

Each Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions; and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

FOREIGN TAX CONSIDERATIONS

The Country Index Funds may elect to "pass through" to shareholders of those Funds the foreign income taxes paid by the Funds. If this election is made because it was deemed to be in the best interest of shareholders, shareholders would be required to include in their gross income their proportional share of the foreign taxes paid by their respective Fund. Shareholders will, however, be able to treat this income as either an itemized deduction or a foreign tax credit (but not both) against U.S. income taxes. The U.S. shareholders of the Country Index Funds may claim a foreign tax credit or deduction by reason of the Fund's election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit and deduction available to shareholders is subject to certain limitations imposed by the Code. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income tax returns, although any such shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in respect to the shareholder's pro rata share of foreign taxes paid by the Fund.

If the Country Index Funds elect to "pass through" foreign taxes to shareholders, the tax credit would not pass through to Funds of Index Funds shareholders. Because the Funds of Index Funds hold shares of the Country Index Funds which are U.S. business entities, and do not hold shares of foreign securities, the Funds of Index Funds cannot pass through the tax credit to shareholders. The Funds of Index Funds may, however, claim a deduction for any foreign taxes paid by the underlying Country Index Funds. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which each Fund's assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

FOREIGN CURRENCY GAINS AND LOSSES

Under the Code, gains or losses attributable to fluctuations in exchange rates, including foreign currency gain or loss attributable to a forward contract, a futures contract, or option, which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward and other contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders. If Section 988 losses exceed other investment company taxable income (which includes, among other items, dividends, interest and the excess, if any, of net short-term capital gains over net long-term capital losses) during the taxable year, a Fund would not be able to make any ordinary dividend distributions, and distributions made before the losses were realized would be recharacterized as a return of capital to shareholders or, in some cases, as capital gain, rather than as an ordinary dividend.

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to Federal, state, or local taxes.

EXPERTS




Morgan, Lewis & Bockius, LLP, 1800 M Street, N.W., Washington, D.C. 20036, serve as counsel to the Trust and each of the Funds.

                            PART C: OTHER INFORMATION


Item 23.  Exhibits:
    (a)    Agreement and Declaration of Trust of Worldwide Index Funds

    (b)    By-Laws

    (c)    Not Applicable

    (d)(1) Form of Investment Advisory Agreement between Registrant and LMI
           Investment Advisors LLC is filed herewith

    (d)(2) Form of Sub-Advisory Agreement between LMI Investment Advisors LLC and State Street Global Advisors is filed herewith

    (e)    Form of Distribution Agreement between the registrant and First Data
           Distributors, Inc. *

    (f)    Not Applicable

    (g)    Form of Custodian Agreement between the Registrant and State Street
           Bank and Trust Company *

    (h)    Form of Services Agreement between the Registrant and First Data
           Investor Services Group, Inc. *

    (i)    Legal Opinion of Morgan, Lewis and Bockius LLP *

    (j)    Not Applicable

    (k)    Not Applicable

    (l)    Not Applicable

    (m)    Not Applicable

    (n)    Financial Data Schedules *

    (o)    Registrant's Rule 18f-3 Plan *




                *  TO BE FILED BY AMENDMENT

Item 24.  Persons Controlled by or under Common Control with the Fund

       Not applicable.

Item 25.  Indemnification

       Article VIII of the Declaration of Trust, filed as Exhibit 1(a) to the Registration Statement, is incorporated by reference.

Item 26.  Business and other Connections of the Investment Adviser:

ADVISER


LMI Investment Advisors LLC (the "Adviser") is the investment adviser for the Trust. The principal address of the Adviser is 790 East Colorado Boulevard, 9th Floor, Pasadena, California 91101. The Adviser is an investment adviser registered under the Advisers Act.


The list required by this Item 28 of officers and directors of the Adviser, together with information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by the Adviser to the Advisers Act (SEC File No. 801-55369).


Item 27.  Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

       First Data Distributors, Inc., a wholly-owned subsidiary of First Data Corporation, acts as distributor for ABN AMRO Funds pursuant to a distribution agreement dated February 26, 1998. First Data Distributors, Inc. also acts as underwriter for BT Insurance Funds Trust, First Choice Funds Trust, The Galaxy Fund, The Galaxy VIP Fund, Galaxy Fund II, Panorama Trust, CT&T Funds, Wilshire Target Funds, Inc., Potomac Funds, Undiscovered Managers Funds, LKCM Funds, IBJ Funds Trust and the ICM Series Trust. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is a wholly-owned subsidiary of First Data Corporation and is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

(b) The information required by this Item 27 (b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8-45467.)



(c)    Not Applicable


Item 28.  Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

       (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
       (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:


              State Street Bank &Trust Company
              Boston, MA 02110


       (b)/(c) With respect to Rules 31a-1(a); 31a-1(b),(4); (2)(C) and (D);
       (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

              First Data Investor Services, Inc.
              One Exchange Place
              Boston, MA 02109

       (c) With respect to Rules 31a-1(b)(5), (6), (9), (10) and (11) and
       31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:


              LMI Investment Advisors LLC
              790 East Colorado Boulevard, 9th Floor
              Pasadena, CA 91101


Item 29.  Management Services

       Not applicable

Item 30.  Undertakings


       "Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

                                   SIGNATURES



       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement (File No. 811-08805) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena, State of California on this 28th day of July, 1998.


                                       Worldwide Index Funds

                                       By:/s/ F. Brian Cerini
                                          ---------------------
                                           F. Brian Cerini
                                           President


       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.



/s/ F. Brian Cerini          Trustee                        July 28, 1998
------------------------
F. Brian Cerini

/s/ Keith B. Pipes           Chief Financial Officer        July 28, 1998
------------------------
Keith B. Pipes

                                  EXHIBIT INDEX




Name                                                           Exhibit Page
----                                                           ------------
Agreement and Declaration of Trust of the                      EX-99. a
Worldwide Index Funds

By-Laws                                                        EX-99. b

Not Applicable                                                 EX-99. c

Form of Investment Advisory Agreement                          EX-99. d 1
between Registrant and LMI Investment
Advisors LLC is filed herewith

Form of Sub-Advisory Agreement between                         EX-99. d 2
LMI Investment Advisors LLC and State
Street Global Advisors is filed herewith

Form of Distribution Agreement between the                     EX-99. e
Registrant and First Data Distributors, Inc. *

Not Applicable                                                 EX-99. f

Form of Custodian Agreement between the                        EX-99. g
registrant and State Street Bank and Trust
Company *

Form of Services Agreement between the                         EX-99. h
Registrant and First Data Investor Services
Group, Inc. *

Legal Opinion of Morgan, Lewis and Bockius                     EX-99. i
LLP *

Not Applicable                                                 EX-99. j

Not Applicable                                                 EX-99. k

Not Applicable                                                 EX-99. l

Not Applicable                                                 EX-99. m

Financial Data Schedules *                                     EX-99. Bn

Registrant's Rule 18f-3 Plan *                                 EX-99. o



                  *  TO BE FILED BY AMENDMENT